Quarterly Report
March 31, 2024
Elfun Diversified Fund

Elfun Diversified Fund
Quarterly Report
March 31, 2024

Page
Schedule of Investments	1
Notes to Schedule of Investments	28

Elfun Diversified Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Number of Shares	Fair Value
Domestic Equity - 44.2% †
Common Stock - 44.2%
Advertising - 0.0% *
Interpublic Group of Cos., Inc.	766	$24,995
Omnicom Group, Inc.	341	32,995
		57,990
Aerospace & Defense - 0.7%
Axon Enterprise, Inc. (a)	131	40,987
Boeing Co. (a)	1,036	199,938
General Dynamics Corp.	414	116,951
Howmet Aerospace, Inc.	719	49,201
Huntington Ingalls Industries, Inc.	71	20,694
L3Harris Technologies, Inc.	337	71,815
Lockheed Martin Corp.	388	176,490
Northrop Grumman Corp.	252	120,622
RTX Corp.	2,397	233,780
Textron, Inc.	342	32,808
TransDigm Group, Inc.	102	125,623
		1,188,909
Agricultural & Farm Machinery - 0.1%
Deere & Co.	475	195,101
Agricultural Products & Services - 0.0% *
Archer-Daniels-Midland Co.	944	59,293
Bunge Global SA	251	25,732
		85,025
Air Freight & Logistics - 0.2%
CH Robinson Worldwide, Inc.	194	14,771
Expeditors International of Washington, Inc.	258	31,365
FedEx Corp.	425	123,140
United Parcel Service, Inc., Class B	1,305	193,962
		363,238
Apparel Retail - 0.2%
Ross Stores, Inc.	611	89,670
TJX Cos., Inc.	2,080	210,954
		300,624
Apparel, Accessories & Luxury Goods - 0.1%
Lululemon Athletica, Inc. (a)	211	82,427
Ralph Lauren Corp.	75	14,082
Tapestry, Inc.	436	20,702
VF Corp.	724	11,106
		128,317
Application Software - 1.1%
Adobe, Inc. (a)	819	413,267
ANSYS, Inc. (a)	163	56,587
Autodesk, Inc. (a)	390	101,564
Cadence Design Systems, Inc. (a)	499	155,329
Fair Isaac Corp. (a)	47	58,732
Intuit, Inc.	504	327,600
PTC, Inc. (a)	208	39,299
Roper Technologies, Inc.	195	109,364
Salesforce, Inc.	1,755	528,571
Synopsys, Inc. (a)	279	159,448
Tyler Technologies, Inc. (a)	75	31,876
		1,981,637
	Number of Shares	Fair Value
Asset Management & Custody Banks - 0.4%
Ameriprise Financial, Inc.	184	$80,673
Bank of New York Mellon Corp.	1,395	80,380
BlackRock, Inc.	251	209,259
Blackstone, Inc.	1,300	170,781
Franklin Resources, Inc.	592	16,641
Invesco Ltd.	809	13,421
Northern Trust Corp.	359	31,922
State Street Corp. (b)	528	40,825
T Rowe Price Group, Inc.	419	51,085
		694,987
Automobile Manufacturers - 0.6%
Ford Motor Co.	7,115	94,487
General Motors Co.	2,125	96,369
Tesla, Inc. (a)	5,031	884,399
		1,075,255
Automotive Parts & Equipment - 0.0% *
Aptiv PLC (a)	511	40,701
BorgWarner, Inc.	439	15,251
		55,952
Automotive Retail - 0.1%
AutoZone, Inc. (a)	32	100,853
CarMax, Inc. (a)	265	23,084
O'Reilly Automotive, Inc. (a)	107	120,790
		244,727
Biotechnology - 0.9%
AbbVie, Inc.	3,202	583,084
Amgen, Inc.	977	277,781
Biogen, Inc. (a)	274	59,083
Gilead Sciences, Inc.	2,245	164,446
Incyte Corp. (a)	311	17,718
Moderna, Inc. (a)	588	62,657
Regeneron Pharmaceuticals, Inc. (a)	191	183,835
Vertex Pharmaceuticals, Inc. (a)	465	194,375
		1,542,979
Brewers - 0.0% *
Molson Coors Beverage Co., Class B	297	19,973
Broadcasting - 0.0% *
Fox Corp., Class A	397	12,414
Fox Corp., Class B	283	8,100
Paramount Global, Class B	904	10,640
		31,154
Broadline Retail - 1.7%
Amazon.com, Inc. (a)	16,544	2,984,207
eBay, Inc.	987	52,094
Etsy, Inc. (a)	232	15,943
		3,052,244
Building Products - 0.2%
A O Smith Corp.	200	17,892
Allegion PLC	178	23,978
Builders FirstSource, Inc. (a)	217	45,255
Carrier Global Corp.	1,513	87,951
Johnson Controls International PLC	1,209	78,972

See Notes to Schedule of Investments.
Elfun Diversified Fund	1

Elfun Diversified Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Number of Shares	Fair Value
Masco Corp.	383	$30,211
Trane Technologies PLC	418	125,484
		409,743
Cable & Satellite - 0.2%
Charter Communications, Inc., Class A (a)	182	52,895
Comcast Corp., Class A	7,170	310,819
		363,714
Cargo Ground Transportation - 0.1%
JB Hunt Transport Services, Inc.	145	28,891
Old Dominion Freight Line, Inc.	316	69,302
		98,193
Casinos & Gaming - 0.0% *
Caesars Entertainment, Inc. (a)	338	14,784
Las Vegas Sands Corp.	671	34,691
MGM Resorts International (a)	520	24,549
Wynn Resorts Ltd.	160	16,357
		90,381
Commodity Chemicals - 0.1%
Dow, Inc.	1,244	72,065
LyondellBasell Industries NV, Class A	459	46,946
		119,011
Communications Equipment - 0.4%
Arista Networks, Inc. (a)	463	134,261
Cisco Systems, Inc.	7,327	365,690
F5, Inc. (a)	99	18,769
Juniper Networks, Inc.	645	23,904
Motorola Solutions, Inc.	300	106,494
		649,118
Computer & Electronics Retail - 0.0% *
Best Buy Co., Inc.	378	31,007
Construction & Engineering - 0.0% *
Quanta Services, Inc.	273	70,925
Construction Machinery & Heavy Transportation Equipment - 0.3%
Caterpillar, Inc.	917	336,016
Cummins, Inc.	249	73,368
PACCAR, Inc.	955	118,315
Westinghouse Air Brake Technologies Corp.	323	47,055
		574,754
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	116	71,217
Vulcan Materials Co.	250	68,230
		139,447
Consumer Electronics - 0.0% *
Garmin Ltd.	273	40,641
Consumer Finance - 0.2%
American Express Co.	1,045	237,936
Capital One Financial Corp.	694	103,330
Discover Financial Services	461	60,433
Synchrony Financial	703	30,313
		432,012
	Number of Shares	Fair Value
Consumer Staples Merchandise Retail - 0.7%
Costco Wholesale Corp.	805	$589,767
Dollar General Corp.	413	64,453
Dollar Tree, Inc. (a)	392	52,195
Target Corp.	837	148,325
Walmart, Inc.	7,760	466,919
		1,321,659
Copper - 0.1%
Freeport-McMoRan, Inc.	2,627	123,522
Data Center REITs - 0.1%
Digital Realty Trust, Inc.	545	78,502
Equinix, Inc.	173	142,782
		221,284
Data Processing & Outsourced Services - 0.0% *
Broadridge Financial Solutions, Inc.	221	45,274
Distillers & Vintners - 0.1%
Brown-Forman Corp., Class B	362	18,687
Constellation Brands, Inc., Class A	290	78,810
		97,497
Distributors - 0.1%
Genuine Parts Co.	246	38,113
LKQ Corp.	454	24,248
Pool Corp.	74	29,859
		92,220
Diversified Banks - 1.4%
Bank of America Corp.	12,425	471,156
Citigroup, Inc.	3,435	217,230
Comerica, Inc.	266	14,627
Fifth Third Bancorp	1,229	45,731
JPMorgan Chase & Co.	5,227	1,046,968
KeyCorp	1,592	25,170
PNC Financial Services Group, Inc.	728	117,645
U.S. Bancorp	2,853	127,529
Wells Fargo & Co.	6,518	377,783
		2,443,839
Diversified Support Services - 0.1%
Cintas Corp.	158	108,551
Copart, Inc. (a)	1,561	90,413
		198,964
Drug Retail - 0.0% *
Walgreens Boots Alliance, Inc.	1,287	27,915
Electric Utilities - 0.7%
Alliant Energy Corp.	434	21,874
American Electric Power Co., Inc.	963	82,914
Constellation Energy Corp.	574	106,104
Duke Energy Corp.	1,398	135,201
Edison International	727	51,421
Entergy Corp.	373	39,419
Evergy, Inc.	385	20,551
Eversource Energy	623	37,237
Exelon Corp.	1,823	68,490
FirstEnergy Corp.	894	34,526
NextEra Energy, Inc.	3,690	235,828
NRG Energy, Inc.	387	26,196

See Notes to Schedule of Investments.
2	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Number of Shares	Fair Value
PG&E Corp.	3,900	$65,364
Pinnacle West Capital Corp.	230	17,188
PPL Corp.	1,282	35,293
Southern Co.	2,006	143,910
Xcel Energy, Inc.	1,039	55,846
		1,177,362
Electrical Components & Equipment - 0.3%
AMETEK, Inc.	415	75,904
Eaton Corp. PLC	721	225,442
Emerson Electric Co.	1,041	118,070
Generac Holdings, Inc. (a)	114	14,380
Hubbell, Inc.	100	41,505
Rockwell Automation, Inc.	203	59,140
		534,441
Electronic Components - 0.1%
Amphenol Corp., Class A	1,098	126,654
Corning, Inc.	1,340	44,167
		170,821
Electronic Equipment & Instruments - 0.1%
Keysight Technologies, Inc. (a)	333	52,074
Teledyne Technologies, Inc. (a)	83	35,633
Trimble, Inc. (a)	427	27,482
Zebra Technologies Corp., Class A (a)	97	29,240
		144,429
Electronic Manufacturing Services - 0.1%
Jabil, Inc.	219	29,335
TE Connectivity Ltd.	569	82,642
		111,977
Environmental & Facilities Services - 0.1%
Republic Services, Inc.	364	69,684
Rollins, Inc.	525	24,292
Veralto Corp.	379	33,602
Waste Management, Inc.	659	140,466
		268,044
Fertilizers & Agricultural Chemicals - 0.1%
CF Industries Holdings, Inc.	335	27,875
Corteva, Inc.	1,282	73,933
FMC Corp.	253	16,116
Mosaic Co.	630	20,450
		138,374
Financial Exchanges & Data - 0.5%
Cboe Global Markets, Inc.	185	33,990
CME Group, Inc.	663	142,737
FactSet Research Systems, Inc.	66	29,990
Intercontinental Exchange, Inc.	1,039	142,790
MarketAxess Holdings, Inc.	62	13,593
Moody's Corp.	291	114,372
MSCI, Inc.	144	80,705
Nasdaq, Inc.	642	40,510
S&P Global, Inc.	578	245,910
		844,597
Food Distributors - 0.0% *
Sysco Corp.	928	75,335
Food Retail - 0.0% *
Kroger Co.	1,182	67,528
	Number of Shares	Fair Value
Footwear - 0.1%
Deckers Outdoor Corp. (a)	47	$44,239
NIKE, Inc., Class B	2,223	208,918
		253,157
Gas Utilities - 0.0% *
Atmos Energy Corp.	255	30,312
Gold - 0.0% *
Newmont Corp.	2,055	73,651
Health Care REITs - 0.1%
Healthpeak Properties, Inc.	1,192	22,350
Ventas, Inc.	718	31,262
Welltower, Inc.	990	92,505
		146,117
Healthcare Distributors - 0.2%
Cardinal Health, Inc.	462	51,698
Cencora, Inc.	295	71,682
Henry Schein, Inc. (a)	264	19,937
McKesson Corp.	241	129,381
		272,698
Healthcare Equipment - 1.1%
Abbott Laboratories	3,129	355,642
Baxter International, Inc.	908	38,808
Becton Dickinson & Co.	533	131,891
Boston Scientific Corp. (a)	2,629	180,060
Dexcom, Inc. (a)	689	95,564
Edwards Lifesciences Corp. (a)	1,106	105,689
GE HealthCare Technologies, Inc.	720	65,455
Hologic, Inc. (a)	436	33,991
IDEXX Laboratories, Inc. (a)	151	81,529
Insulet Corp. (a)	133	22,796
Intuitive Surgical, Inc. (a)	637	254,220
Medtronic PLC	2,400	209,160
ResMed, Inc.	272	53,864
STERIS PLC	174	39,119
Stryker Corp.	611	218,659
Teleflex, Inc.	86	19,451
Zimmer Biomet Holdings, Inc.	378	49,889
		1,955,787
Healthcare Facilities - 0.1%
HCA Healthcare, Inc.	359	119,737
Universal Health Services, Inc., Class B	112	20,436
		140,173
Healthcare Services - 0.2%
Cigna Group	528	191,764
CVS Health Corp.	2,259	180,178
DaVita, Inc. (a)	112	15,462
Laboratory Corp. of America Holdings	162	35,390
Quest Diagnostics, Inc.	191	25,424
		448,218
Healthcare Supplies - 0.0% *
Align Technology, Inc. (a)	123	40,334
Cooper Cos., Inc.	352	35,714
Dentsply Sirona, Inc.	453	15,035
		91,083

See Notes to Schedule of Investments.
Elfun Diversified Fund	3

Elfun Diversified Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Number of Shares	Fair Value
Home Building - 0.1%
DR Horton, Inc.	536	$88,199
Lennar Corp., Class A	440	75,671
NVR, Inc. (a)	6	48,600
PulteGroup, Inc.	399	48,127
		260,597
Home Furnishings - 0.0% *
Mohawk Industries, Inc. (a)	114	14,921
Home Improvement Retail - 0.5%
Home Depot, Inc.	1,806	692,782
Lowe's Cos., Inc.	1,051	267,721
		960,503
Hotel & Resort REITs - 0.0% *
Host Hotels & Resorts, Inc.	1,333	27,566
Hotels, Resorts & Cruise Lines - 0.4%
Airbnb, Inc., Class A (a)	788	129,988
Booking Holdings, Inc.	63	228,556
Carnival Corp. (a)	1,699	27,762
Expedia Group, Inc. (a)	254	34,988
Hilton Worldwide Holdings, Inc.	464	98,976
Marriott International, Inc., Class A	447	112,783
Norwegian Cruise Line Holdings Ltd. (a)	848	17,749
Royal Caribbean Cruises Ltd. (a)	416	57,828
		708,630
Household Products - 0.5%
Church & Dwight Co., Inc.	430	44,853
Clorox Co.	221	33,837
Colgate-Palmolive Co.	1,480	133,274
Kimberly-Clark Corp.	607	78,516
Procter & Gamble Co.	4,270	692,808
		983,288
Human Resource & Employment Services - 0.2%
Automatic Data Processing, Inc.	741	185,057
Dayforce, Inc. (a)	314	20,790
Paychex, Inc.	570	69,996
Paycom Software, Inc.	84	16,717
Robert Half, Inc.	191	15,143
		307,703
Independent Power Producers & Energy Traders - 0.0% *
AES Corp.	1,124	20,153
Industrial Conglomerates - 0.4%
3M Co.	1,005	106,600
General Electric Co.	1,962	344,390
Honeywell International, Inc.	1,191	244,453
		695,443
Industrial Gases - 0.3%
Air Products & Chemicals, Inc.	404	97,877
Linde PLC	875	406,280
		504,157
Industrial Machinery & Supplies & Components - 0.4%
Dover Corp.	249	44,120
Fortive Corp.	659	56,687
IDEX Corp.	129	31,479
	Number of Shares	Fair Value
Illinois Tool Works, Inc.	496	$133,092
Ingersoll Rand, Inc.	759	72,067
Nordson Corp.	93	25,532
Otis Worldwide Corp.	725	71,971
Parker-Hannifin Corp.	236	131,166
Pentair PLC	280	23,923
Snap-on, Inc.	99	29,326
Stanley Black & Decker, Inc.	259	25,364
Xylem, Inc.	453	58,546
		703,273
Industrial REITs - 0.1%
Prologis, Inc.	1,668	217,207
Insurance Brokers - 0.3%
Aon PLC, Class A	363	121,140
Arthur J Gallagher & Co.	394	98,516
Brown & Brown, Inc.	411	35,979
Marsh & McLennan Cos., Inc.	883	181,880
Willis Towers Watson PLC	194	53,350
		490,865
Integrated Oil & Gas - 0.8%
Chevron Corp.	3,144	495,935
Exxon Mobil Corp.	7,209	837,974
Occidental Petroleum Corp.	1,185	77,013
		1,410,922
Integrated Telecommunication Services - 0.3%
AT&T, Inc.	12,913	227,269
Verizon Communications, Inc.	7,607	319,190
		546,459
Interactive Home Entertainment - 0.1%
Electronic Arts, Inc.	430	57,048
Take-Two Interactive Software, Inc. (a)	287	42,617
		99,665
Interactive Media & Services - 2.7%
Alphabet, Inc., Class A (a)	10,661	1,609,065
Alphabet, Inc., Class C (a)	8,924	1,358,768
Match Group, Inc. (a)	464	16,834
Meta Platforms, Inc., Class A	3,981	1,933,094
		4,917,761
Internet Services & Infrastructure - 0.0% *
Akamai Technologies, Inc. (a)	264	28,713
VeriSign, Inc. (a)	158	29,942
		58,655
Investment Banking & Brokerage - 0.4%
Charles Schwab Corp.	2,684	194,161
Goldman Sachs Group, Inc.	589	246,019
Morgan Stanley	2,251	211,954
Raymond James Financial, Inc.	331	42,507
		694,641
IT Consulting & Other Services - 0.5%
Accenture PLC, Class A	1,136	393,749
Cognizant Technology Solutions Corp., Class A	885	64,862
EPAM Systems, Inc. (a)	102	28,168
Gartner, Inc. (a)	138	65,781

See Notes to Schedule of Investments.
4	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Number of Shares	Fair Value
International Business Machines Corp.	1,668	$318,521
		871,081
Leisure Products - 0.0% *
Hasbro, Inc.	264	14,921
Life & Health Insurance - 0.2%
Aflac, Inc.	966	82,941
Globe Life, Inc.	163	18,968
MetLife, Inc.	1,129	83,670
Principal Financial Group, Inc.	380	32,798
Prudential Financial, Inc.	639	75,019
		293,396
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	531	77,266
Bio-Rad Laboratories, Inc., Class A (a)	39	13,489
Bio-Techne Corp.	319	22,454
Charles River Laboratories International, Inc. (a)	87	23,573
Danaher Corp.	1,201	299,914
Illumina, Inc. (a)	275	37,763
IQVIA Holdings, Inc. (a)	330	83,454
Mettler-Toledo International, Inc. (a)	38	50,589
Revvity, Inc.	237	24,885
Thermo Fisher Scientific, Inc.	697	405,103
Waters Corp. (a)	101	34,767
West Pharmaceutical Services, Inc.	134	53,025
		1,126,282
Managed Healthcare - 0.7%
Centene Corp. (a)	970	76,126
Elevance Health, Inc.	422	218,824
Humana, Inc.	219	75,932
Molina Healthcare, Inc. (a)	105	43,137
UnitedHealth Group, Inc.	1,679	830,601
		1,244,620
Metal, Glass & Plastic Containers - 0.0% *
Ball Corp.	549	36,981
Movies & Entertainment - 0.5%
Live Nation Entertainment, Inc. (a)	244	25,808
Netflix, Inc. (a)	785	476,754
Walt Disney Co.	3,308	404,767
Warner Bros Discovery, Inc. (a)	3,972	34,675
		942,004
Multi-Family Residential REITs - 0.1%
AvalonBay Communities, Inc.	257	47,689
Camden Property Trust	178	17,515
Equity Residential	607	38,308
Essex Property Trust, Inc.	109	26,684
Mid-America Apartment Communities, Inc.	202	26,579
UDR, Inc.	617	23,082
		179,857
Multi-Line Insurance - 0.1%
American International Group, Inc.	1,282	100,214
	Number of Shares	Fair Value
Assurant, Inc.	92	$17,318
		117,532
Multi-Sector Holdings - 0.8%
Berkshire Hathaway, Inc., Class B (a)	3,291	1,383,931
Multi-Utilities - 0.3%
Ameren Corp.	464	34,317
CenterPoint Energy, Inc.	1,086	30,940
CMS Energy Corp.	508	30,653
Consolidated Edison, Inc.	649	58,936
Dominion Energy, Inc.	1,503	73,933
DTE Energy Co.	364	40,819
NiSource, Inc.	692	19,141
Public Service Enterprise Group, Inc.	908	60,636
Sempra	1,133	81,383
WEC Energy Group, Inc.	571	46,890
		477,648
Office REITs - 0.0% *
Alexandria Real Estate Equities, Inc.	267	34,419
Boston Properties, Inc.	222	14,499
		48,918
Oil & Gas Equipment & Services - 0.1%
Baker Hughes Co.	1,815	60,803
Halliburton Co.	1,663	65,555
Schlumberger NV	2,567	140,697
		267,055
Oil & Gas Exploration & Production - 0.5%
APA Corp.	621	21,350
ConocoPhillips	2,130	271,106
Coterra Energy, Inc.	1,324	36,913
Devon Energy Corp.	1,186	59,513
Diamondback Energy, Inc.	325	64,405
EOG Resources, Inc.	1,075	137,428
EQT Corp.	700	25,949
Hess Corp.	490	74,794
Marathon Oil Corp.	999	28,312
Pioneer Natural Resources Co.	426	111,825
		831,595
Oil & Gas Refining & Marketing - 0.2%
Marathon Petroleum Corp.	661	133,192
Phillips 66 Co.	792	129,365
Valero Energy Corp.	631	107,705
		370,262
Oil & Gas Storage & Transportation - 0.2%
Kinder Morgan, Inc.	3,604	66,098
ONEOK, Inc.	1,048	84,018
Targa Resources Corp.	400	44,796
Williams Cos., Inc.	2,231	86,942
		281,854
Other Specialized REITs - 0.1%
Iron Mountain, Inc.	505	40,506
VICI Properties, Inc.	1,826	54,397
		94,903

See Notes to Schedule of Investments.
Elfun Diversified Fund	5

Elfun Diversified Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Number of Shares	Fair Value
Other Specialty Retail - 0.1%
Bath & Body Works, Inc.	387	$19,358
Tractor Supply Co.	203	53,129
Ulta Beauty, Inc. (a)	92	48,105
		120,592
Packaged Foods & Meats - 0.3%
Campbell Soup Co.	365	16,224
Conagra Brands, Inc.	926	27,447
General Mills, Inc.	1,046	73,189
Hershey Co.	282	54,849
Hormel Foods Corp.	548	19,120
J M Smucker Co.	202	25,426
Kellanova	456	26,124
Kraft Heinz Co.	1,463	53,985
Lamb Weston Holdings, Inc.	252	26,845
McCormick & Co., Inc.	442	33,950
Mondelez International, Inc., Class A	2,416	169,120
Tyson Foods, Inc., Class A	507	29,776
		556,055
Paper & Plastic Packaging Products & Materials - 0.1%
Amcor PLC	2,778	26,419
Avery Dennison Corp.	142	31,702
International Paper Co.	644	25,129
Packaging Corp. of America	153	29,036
Westrock Co.	458	22,648
		134,934
Passenger Airlines - 0.1%
American Airlines Group, Inc. (a)	1,081	16,593
Delta Air Lines, Inc.	1,200	57,444
Southwest Airlines Co.	1,064	31,058
United Airlines Holdings, Inc. (a)	636	30,452
		135,547
Passenger Ground Transportation - 0.2%
Uber Technologies, Inc. (a)	3,723	286,634
Personal Care Products - 0.1%
Estee Lauder Cos., Inc., Class A	437	67,364
Kenvue, Inc.	3,057	65,603
		132,967
Pharmaceuticals - 1.7%
Bristol-Myers Squibb Co.	3,670	199,024
Catalent, Inc. (a)	329	18,572
Eli Lilly & Co.	1,442	1,121,818
Johnson & Johnson	4,368	690,974
Merck & Co., Inc.	4,596	606,442
Pfizer, Inc.	10,295	285,686
Viatris, Inc.	2,210	26,388
Zoetis, Inc.	843	142,644
		3,091,548
Property & Casualty Insurance - 0.4%
Allstate Corp.	471	81,488
Arch Capital Group Ltd. (a)	654	60,456
Chubb Ltd.	731	189,424
Cincinnati Financial Corp.	269	33,402
Hartford Financial Services Group, Inc.	527	54,307
	Number of Shares	Fair Value
Loews Corp.	311	$24,348
Progressive Corp.	1,057	218,609
Travelers Cos., Inc.	416	95,738
W R Berkley Corp.	350	30,954
		788,726
Publishing - 0.0% *
News Corp., Class A	630	16,493
News Corp., Class B	142	3,843
		20,336
Rail Transportation - 0.3%
CSX Corp.	3,535	131,043
Norfolk Southern Corp.	413	105,261
Union Pacific Corp.	1,113	273,720
		510,024
Real Estate Services - 0.1%
CBRE Group, Inc., Class A (a)	530	51,537
CoStar Group, Inc. (a)	726	70,132
		121,669
Regional Banks - 0.1%
Citizens Financial Group, Inc.	801	29,068
Huntington Bancshares, Inc.	2,534	35,349
M&T Bank Corp.	296	43,050
Regions Financial Corp.	1,597	33,601
Truist Financial Corp.	2,477	96,554
		237,622
Reinsurance - 0.0% *
Everest Group Ltd.	75	29,812
Research & Consulting Services - 0.1%
Equifax, Inc.	232	62,065
Jacobs Solutions, Inc.	226	34,743
Leidos Holdings, Inc.	242	31,724
Verisk Analytics, Inc.	273	64,354
		192,886
Restaurants - 0.5%
Chipotle Mexican Grill, Inc. (a)	50	145,338
Darden Restaurants, Inc.	211	35,269
Domino's Pizza, Inc.	68	33,788
McDonald's Corp.	1,308	368,790
Starbucks Corp.	2,033	185,796
Yum! Brands, Inc.	497	68,909
		837,890
Retail REITs - 0.1%
Federal Realty Investment Trust	139	14,195
Kimco Realty Corp.	1,110	21,767
Realty Income Corp.	1,512	81,799
Regency Centers Corp.	334	20,227
Simon Property Group, Inc.	594	92,955
		230,943
Self Storage REITs - 0.1%
Extra Space Storage, Inc.	398	58,506
Public Storage	287	83,247
		141,753
Semiconductor Materials & Equipment - 0.4%
Applied Materials, Inc.	1,506	310,582
Enphase Energy, Inc. (a)	232	28,067

See Notes to Schedule of Investments.
6	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Number of Shares	Fair Value
KLA Corp.	243	$169,753
Lam Research Corp.	240	233,177
Teradyne, Inc.	263	29,674
		771,253
Semiconductors - 4.0%
Advanced Micro Devices, Inc. (a)	2,930	528,836
Analog Devices, Inc.	890	176,033
Broadcom, Inc.	796	1,055,026
First Solar, Inc. (a)	201	33,929
Intel Corp.	7,618	336,487
Microchip Technology, Inc.	986	88,454
Micron Technology, Inc.	1,985	234,012
Monolithic Power Systems, Inc.	90	60,968
NVIDIA Corp.	4,471	4,039,817
ON Semiconductor Corp. (a)	800	58,840
Qorvo, Inc. (a)	191	21,933
QUALCOMM, Inc.	2,033	344,187
Skyworks Solutions, Inc.	273	29,571
Texas Instruments, Inc.	1,645	286,575
		7,294,668
Single-Family Residential REITs - 0.0% *
Invitation Homes, Inc.	1,100	39,171
Soft Drinks & Non-alcoholic Beverages - 0.6%
Coca-Cola Co.	7,051	431,380
Keurig Dr Pepper, Inc.	1,841	56,464
Monster Beverage Corp. (a)	1,354	80,265
PepsiCo, Inc.	2,491	435,950
		1,004,059
Specialty Chemicals - 0.3%
Albemarle Corp.	202	26,611
Celanese Corp.	173	29,732
DuPont de Nemours, Inc.	761	58,346
Eastman Chemical Co.	216	21,647
Ecolab, Inc.	463	106,907
International Flavors & Fragrances, Inc.	449	38,609
PPG Industries, Inc.	444	64,336
Sherwin-Williams Co.	427	148,310
		494,498
Steel - 0.1%
Nucor Corp.	451	89,253
Steel Dynamics, Inc.	267	39,577
		128,830
Systems Software - 3.6%
Fortinet, Inc. (a)	1,158	79,103
Gen Digital, Inc.	923	20,675
Microsoft Corp.	13,452	5,659,525
Oracle Corp.	2,903	364,646
Palo Alto Networks, Inc. (a)	565	160,533
ServiceNow, Inc. (a)	374	285,138
		6,569,620
Technology Distributors - 0.0% *
CDW Corp.	252	64,457
Technology Hardware, Storage & Peripherals - 2.7%
Apple, Inc.	26,276	4,505,808
	Number of Shares	Fair Value
Hewlett Packard Enterprise Co.	2,363	$41,896
HP, Inc.	1,526	46,116
NetApp, Inc.	367	38,524
Seagate Technology Holdings PLC	358	33,312
Super Micro Computer, Inc. (a)	90	90,903
Western Digital Corp. (a)	563	38,419
		4,794,978
Telecom Tower REITs - 0.2%
American Tower Corp.	856	169,137
Crown Castle, Inc.	790	83,606
SBA Communications Corp.	195	42,256
		294,999
Timber REITs - 0.0% *
Weyerhaeuser Co.	1,270	45,606
Tobacco - 0.2%
Altria Group, Inc.	3,157	137,708
Philip Morris International, Inc.	2,807	257,178
		394,886
Trading Companies & Distributors - 0.1%
Fastenal Co.	1,020	78,683
United Rentals, Inc.	123	88,696
WW Grainger, Inc.	79	80,367
		247,746
Transaction & Payment Processing Services - 1.1%
Corpay, Inc. (a)	137	42,270
Fidelity National Information Services, Inc.	1,051	77,963
Fiserv, Inc. (a)	1,101	175,962
Global Payments, Inc.	460	61,484
Jack Henry & Associates, Inc.	125	21,716
Mastercard, Inc., Class A	1,497	720,910
PayPal Holdings, Inc. (a)	1,953	130,831
Visa, Inc., Class A	2,871	801,239
		2,032,375
Water Utilities - 0.0% *
American Water Works Co., Inc.	348	42,529
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc.	938	153,100
Total Common Stock (Cost $49,548,855)		79,701,298
Total Domestic Equity (Cost $49,548,855)		79,701,298
Foreign Equity - 0.1%
Common Stock - 0.1%
Semiconductors - 0.1%
NXP Semiconductors NV	471	116,700
Total Common Stock (Cost $83,309)		116,700
Total Foreign Equity (Cost $83,309)		116,700

See Notes to Schedule of Investments.
Elfun Diversified Fund	7

Elfun Diversified Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Principal Amount	Fair Value
Bonds and Notes - 29.6%
U.S. Treasuries - 9.9%
U.S. Treasury Bonds
2.25% 08/15/46	$563,000	$385,303
3.00% 08/15/48	1,572,600	1,227,365
4.13% 08/15/53	361,000	347,237
4.38% 08/15/43	473,000	467,679
U.S. Treasury Notes
0.25% 07/31/25	1,247,200	1,173,196
0.75% 01/31/28	4,250,000	3,718,750
1.63% 05/15/31	420,000	354,047
1.75% 01/31/29	246,000	219,440
2.75% 08/15/32	323,000	289,842
3.50% 04/30/28	1,120,000	1,086,663
3.88% 12/31/27 - 08/15/33	2,426,500	2,366,754
4.25% 10/15/25 - 12/31/25	2,446,000	2,426,079
4.63% 10/15/26 - 09/30/30	2,919,000	2,968,772
5.00% 09/30/25	848,000	850,087
		17,881,214
Agency Mortgage Backed - 7.9%
Federal Home Loan Mortgage Corp.
3.00% 04/01/43 - 10/01/49	1,231,703	1,087,509
4.50% 06/01/33 - 02/01/35	652	643
5.00% 07/01/35	5,901	5,912
5.50% 01/01/38 - 04/01/39	10,680	10,938
6.00% 06/01/33 - 11/01/37	25,416	26,489
6.50% 11/01/28	247	250
7.00% 12/01/29 - 08/01/36	6,847	7,328
7.50% 09/01/33	783	816
8.00% 07/01/26 - 11/01/30	733	764
8.50% 04/01/30	2,028	2,205
Federal National Mortgage Association
2.50% 03/01/51	597,782	494,208
3.00% 03/01/50	221,131	192,864
3.50% 08/01/45 - 01/01/48	515,697	471,580
4.00% 01/01/41 - 01/01/50	472,951	445,824
4.50% 07/01/33 - 12/01/48	231,489	224,956
5.00% 03/01/34 - 05/01/39	18,446	18,475
5.50% 07/01/33 - 01/01/39	38,832	39,708
6.00% 02/01/29 - 05/01/41	129,408	133,994
6.50% 07/01/29 - 08/01/36	3,437	3,596
7.00% 05/01/33 - 12/01/33	416	442
7.50% 12/01/26 - 03/01/33	1,453	1,501
8.00% 06/01/24 - 12/01/30	212	216
Federal National Mortgage Association 1.60% + 1 yr. USD RFUCCT
4.97% 04/01/37 (c)	250	250
Government National Mortgage Association
3.00% 12/20/42 - 05/20/45	1,169,573	1,049,109
3.50% 08/20/48	198,524	182,515
4.00% 01/20/41 - 04/20/43	100,002	95,976
4.50% 08/15/33 - 03/20/41	41,517	41,019
5.00% 08/15/33	2,064	2,075
6.00% 07/15/33 - 04/15/34	3,481	3,617
6.50% 06/15/34 - 07/15/36	5,198	5,459
7.00% 04/15/28 - 10/15/36	1,277	1,338
7.50% 04/15/28	2,711	2,735
8.00% 05/15/30	106	109
Uniform Mortgage-Backed Security, TBA
2.00% 04/01/54	2,324,752	1,840,713
	Principal Amount	Fair Value
2.50% 04/01/54	$2,828,274	$2,339,231
3.00% 04/01/54	1,774,127	1,527,138
3.50% 04/01/54	1,000,000	895,347
4.50% 04/01/54	1,375,000	1,309,419
5.00% 04/01/54	1,297,389	1,266,001
5.50% 04/01/39	503,601	507,302
		14,239,571
Agency Collateralized Mortgage Obligations - 0.2%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.51% 07/25/29	224,000	201,831
4.05% 09/25/28 (c)(d)	71,000	69,163
Federal Home Loan Mortgage Corp. REMICS
5.50% 06/15/33 (e)	1,728	238
7.50% 07/15/27 (e)	996	66
Federal Home Loan Mortgage Corp. STRIPS
0.00% 08/01/27 (f)	49	45
8.00% 07/01/24 (e)**	7	—
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
0.08% 09/25/43 (c)(e)	72,546	1,025
Federal National Mortgage Association Interest STRIPS
4.50% 08/25/35 - 01/25/36 (e)	3,944	522
5.00% 03/25/38 - 05/25/38 (e)	2,575	414
5.50% 12/25/33 (e)	942	159
6.00% 01/25/35 (e)	2,632	458
8.00% 07/25/24 (e)**	11	—
Federal National Mortgage Association REMICS
1.18% 12/25/42 (c)(e)	14,197	422
5.00% 09/25/40 (e)	3,339	329
Federal National Mortgage Association REMICS 5.89% + SOFR
0.57% 07/25/38 (c)(e)	2,983	217
Federal National Mortgage Association REMICS 6.44% + SOFR
1.12% 11/25/41 (c)(e)	428,630	45,607
		320,496
Corporate Notes - 9.8%
3M Co.
3.13% 09/19/46	12,000	8,298
7-Eleven, Inc.
0.95% 02/10/26 (g)	66,000	60,982
Abbott Laboratories
3.75% 11/30/26	12,000	11,732
4.90% 11/30/46	11,000	10,718
AbbVie, Inc.
2.60% 11/21/24	24,000	23,565
2.95% 11/21/26	26,000	24,753
3.20% 05/14/26 - 11/21/29	22,000	20,797
4.05% 11/21/39	4,000	3,562
4.25% 11/21/49	15,000	12,983
4.30% 05/14/36	10,000	9,388
4.40% 11/06/42	8,000	7,254
4.63% 10/01/42	3,000	2,794
4.70% 05/14/45	2,000	1,868
4.88% 11/14/48	3,000	2,870

See Notes to Schedule of Investments.
8	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Principal Amount	Fair Value
5.05% 03/15/34	$120,000	$121,484
5.40% 03/15/54	11,000	11,322
5.50% 03/15/64	13,000	13,366
Advanced Micro Devices, Inc.
4.39% 06/01/52	29,000	25,764
AEP Texas, Inc.
3.45% 05/15/51	23,000	15,795
AEP Transmission Co. LLC
5.40% 03/15/53	13,000	12,933
Aetna, Inc.
3.50% 11/15/24	7,000	6,905
Aircastle Ltd.
4.25% 06/15/26	9,000	8,745
Alexandria Real Estate Equities, Inc.
1.88% 02/01/33	17,000	12,925
2.95% 03/15/34	16,000	13,163
3.55% 03/15/52	14,000	9,864
4.70% 07/01/30	2,000	1,941
Allstate Corp.
4.20% 12/15/46	16,000	13,284
Allstate Corp. 3.20% + 3 mo. Term SOFR
8.51% 08/15/53 (c)	21,000	21,020
Ally Financial, Inc.
2.20% 11/02/28	20,000	17,159
Altria Group, Inc.
3.40% 05/06/30 - 02/04/41	37,000	31,537
4.00% 02/04/61	2,000	1,465
4.25% 08/09/42	2,000	1,640
4.45% 05/06/50	3,000	2,389
4.50% 05/02/43	3,000	2,524
Amazon.com, Inc.
1.50% 06/03/30	6,000	5,010
2.50% 06/03/50	22,000	14,034
2.70% 06/03/60	3,000	1,859
2.88% 05/12/41	13,000	9,900
3.15% 08/22/27	2,000	1,907
3.25% 05/12/61	6,000	4,215
4.05% 08/22/47	3,000	2,616
4.25% 08/22/57	3,000	2,611
Ameren Corp.
3.65% 02/15/26	4,000	3,871
American Electric Power Co., Inc.
2.30% 03/01/30	23,000	19,570
3.25% 03/01/50	2,000	1,384
American Honda Finance Corp.
5.85% 10/04/30	64,000	66,959
American International Group, Inc. (5.75% fixed rate until 04/01/28; 2.87% + 3 mo. Term SOFR therafter)
5.75% 04/01/48 (c)	2,000	1,961
American Tower Corp.
1.50% 01/31/28	33,000	28,799
2.90% 01/15/30	3,000	2,641
3.80% 08/15/29	20,000	18,659
American Water Capital Corp.
2.95% 09/01/27	10,000	9,355
5.45% 03/01/54	63,000	63,578
Amgen, Inc.
2.00% 01/15/32	73,000	59,028
3.00% 01/15/52	6,000	4,064
3.15% 02/21/40	13,000	10,018
3.38% 02/21/50	3,000	2,189
	Principal Amount	Fair Value
4.66% 06/15/51	$3,000	$2,653
5.51% 03/02/26	30,000	29,986
5.60% 03/02/43	17,000	17,281
5.65% 03/02/53	17,000	17,325
5.75% 03/02/63	16,000	16,322
AngloGold Ashanti Holdings PLC
3.38% 11/01/28	200,000	180,038
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65% 02/01/26	1,000	977
4.70% 02/01/36	25,000	24,265
4.90% 02/01/46	11,000	10,458
Anheuser-Busch InBev Worldwide, Inc.
3.50% 06/01/30	10,000	9,311
4.00% 04/13/28	5,000	4,878
4.35% 06/01/40	10,000	9,071
4.38% 04/15/38	16,000	14,880
4.60% 04/15/48	3,000	2,731
4.75% 04/15/58	8,000	7,385
5.55% 01/23/49	14,000	14,605
Aon Corp./Aon Global Holdings PLC
2.90% 08/23/51	14,000	8,951
Aon North America, Inc.
5.45% 03/01/34	110,000	111,201
Apollo Debt Solutions BDC
6.90% 04/13/29 (g)	30,000	30,310
Apollo Management Holdings LP (4.95% fixed rate until 12/17/24; 3.27% + 5 yr. CMT therafter)
4.95% 01/14/50 (c)(g)	21,000	19,808
Apple, Inc.
2.20% 09/11/29	12,000	10,668
2.65% 02/08/51	38,000	25,023
2.80% 02/08/61	15,000	9,574
2.95% 09/11/49	3,000	2,125
3.35% 02/09/27	2,000	1,932
3.45% 02/09/45	17,000	13,698
3.85% 08/04/46	10,000	8,465
3.95% 08/08/52	12,000	10,105
4.85% 05/10/53	40,000	39,770
Applied Materials, Inc.
4.35% 04/01/47	2,000	1,801
Aptiv PLC
4.40% 10/01/46	3,000	2,374
ArcelorMittal SA
4.55% 03/11/26	69,000	67,944
6.80% 11/29/32	16,000	17,113
Archer-Daniels-Midland Co.
2.50% 08/11/26	3,000	2,837
ARES Capital Corp.
2.88% 06/15/28	21,000	18,724
3.25% 07/15/25	48,000	46,391
Arthur J Gallagher & Co.
3.50% 05/20/51	8,000	5,686
Ascension Health
4.85% 11/15/53	9,000	8,638
Ashtead Capital, Inc.
5.55% 05/30/33 (g)	200,000	196,566
Astrazeneca Finance LLC
1.75% 05/28/28	30,000	26,625
5.00% 02/26/34	35,000	35,143

See Notes to Schedule of Investments.
Elfun Diversified Fund	9

Elfun Diversified Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Principal Amount	Fair Value
AstraZeneca PLC
3.00% 05/28/51	$9,000	$6,321
4.00% 01/17/29	2,000	1,939
4.38% 08/17/48	2,000	1,789
AT&T, Inc.
2.75% 06/01/31	75,000	64,585
3.65% 06/01/51	54,000	39,580
3.85% 06/01/60	19,000	13,748
4.35% 03/01/29	28,000	27,290
4.50% 05/15/35	9,000	8,393
4.55% 03/09/49	3,000	2,573
4.75% 05/15/46	3,000	2,686
4.85% 03/01/39	10,000	9,337
5.40% 02/15/34	21,000	21,271
Athene Holding Ltd.
4.13% 01/12/28	3,000	2,890
6.15% 04/03/30	10,000	10,404
Atmos Energy Corp.
6.20% 11/15/53	15,000	16,915
Avangrid, Inc.
3.15% 12/01/24	17,000	16,714
Bain Capital Specialty Finance, Inc.
2.95% 03/10/26	25,000	23,467
Bank of America Corp.
3.25% 10/21/27	32,000	30,332
4.18% 11/25/27	15,000	14,546
4.25% 10/22/26	88,000	86,121
Bank of America Corp. (2.09% fixed rate until 06/14/28; 1.06% + SOFR therafter)
2.09% 06/14/29 (c)	39,000	34,464
Bank of America Corp. (2.97% fixed rate until 07/21/51; 1.56% + SOFR therafter)
2.97% 07/21/52 (c)	28,000	18,870
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.30% + 3 mo. Term SOFR therafter)
3.42% 12/20/28 (c)	26,000	24,408
Bank of America Corp. (3.56% fixed rate until 04/23/26; 1.32% + 3 mo. Term SOFR therafter)
3.56% 04/23/27 (c)	13,000	12,545
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.77% + 3 mo. Term SOFR therafter)
3.71% 04/24/28 (c)	17,000	16,263
Bank of America Corp. (3.85% fixed rate until 03/08/32; 2.00% + 5 yr. CMT therafter)
3.85% 03/08/37 (c)	22,000	19,456
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.45% + 3 mo. Term SOFR therafter)
3.95% 01/23/49 (c)	11,000	9,021
Bank of America Corp. (4.24% fixed rate until 04/24/37; 2.08% + 3 mo. Term SOFR therafter)
4.24% 04/24/38 (c)	10,000	8,991
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.57% + 3 mo. Term SOFR therafter)
4.27% 07/23/29 (c)	6,000	5,784
	Principal Amount	Fair Value
Bank of America Corp. (4.30% fixed rate until 01/28/25; 2.93% + 3 mo. Term SOFR therafter)
4.30% 04/20/54 (c)	$23,000	$22,428
Bank of America Corp. (5.29% fixed rate until 04/25/33; 1.91% + SOFR therafter)
5.29% 04/25/34 (c)	50,000	49,863
Bank of America Corp. (5.47% fixed rate until 01/23/34; 1.65% + SOFR therafter)
5.47% 01/23/35 (c)	30,000	30,221
Bank of America Corp. (5.87% fixed rate until 09/15/33; 1.84% + SOFR therafter)
5.87% 09/15/34 (c)	52,000	53,971
Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.39% + 3 mo. Term SOFR therafter)
4.63% 04/20/54 (c)	38,000	36,032
Bank of Nova Scotia 2.91% + 3 mo. Term SOFR
8.24% 12/01/30 (c)	22,000	21,045
Barclays PLC (2.65% fixed rate until 06/24/30; 1.90% + 1 yr. CMT therafter)
2.65% 06/24/31 (c)	200,000	168,998
Barrick North America Finance LLC
5.70% 05/30/41	2,000	2,053
BAT Capital Corp.
2.73% 03/25/31	11,000	9,258
3.73% 09/25/40	4,000	2,972
4.39% 08/15/37	6,000	5,043
4.54% 08/15/47	3,000	2,312
4.91% 04/02/30	4,000	3,914
5.83% 02/20/31	190,000	192,478
6.00% 02/20/34	30,000	30,366
6.42% 08/02/33	10,000	10,458
7.08% 08/02/53	11,000	11,875
Baxter International, Inc.
1.92% 02/01/27	49,000	44,737
2.27% 12/01/28	16,000	14,114
2.54% 02/01/32	10,000	8,287
3.13% 12/01/51	11,000	7,199
3.95% 04/01/30	13,000	12,186
Baylor Scott & White Holdings
2.84% 11/15/50	3,000	2,041
Becton Dickinson & Co.
3.70% 06/06/27	13,000	12,491
4.67% 06/06/47	3,000	2,688
4.69% 12/15/44	2,000	1,807
5.11% 02/08/34	37,000	36,749
Berkshire Hathaway Energy Co.
3.25% 04/15/28	2,000	1,887
3.70% 07/15/30	45,000	42,163
3.80% 07/15/48	2,000	1,533
4.25% 10/15/50	28,000	22,742
Berkshire Hathaway Finance Corp.
2.85% 10/15/50	51,000	34,495
4.25% 01/15/49	12,000	10,730
Berry Global, Inc.
4.88% 07/15/26 (g)	20,000	19,618
5.65% 01/15/34 (g)	13,000	12,932

See Notes to Schedule of Investments.
10	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Principal Amount	Fair Value
BHP Billiton Finance USA Ltd.
4.90% 02/28/33	$27,000	$26,745
5.25% 09/08/33	20,000	20,245
5.50% 09/08/53	6,000	6,196
Biogen, Inc.
2.25% 05/01/30	2,000	1,691
BlackRock Funding, Inc.
5.00% 03/14/34	35,000	35,157
5.25% 03/14/54	20,000	20,096
Block Financial LLC
2.50% 07/15/28	11,000	9,773
3.88% 08/15/30	3,000	2,726
Boardwalk Pipelines LP
4.80% 05/03/29	3,000	2,956
Boeing Co.
2.20% 02/04/26	48,000	44,949
2.70% 02/01/27	26,000	23,951
2.95% 02/01/30	3,000	2,590
3.25% 03/01/28	2,000	1,833
3.55% 03/01/38	2,000	1,508
3.75% 02/01/50	26,000	18,089
5.04% 05/01/27	31,000	30,409
5.15% 05/01/30	8,000	7,742
5.81% 05/01/50	6,000	5,675
Boston Properties LP
3.40% 06/21/29	23,000	20,639
Boston Scientific Corp.
4.70% 03/01/49	3,000	2,776
BP Capital Markets America, Inc.
3.00% 02/24/50	11,000	7,503
3.38% 02/08/61	24,000	16,604
4.81% 02/13/33	21,000	20,721
BP Capital Markets PLC (4.38% fixed rate until 06/22/25; 4.04% + 5 yr. CMT therafter)
4.38% 01/28/25 (c)	5,000	4,905
BP Capital Markets PLC (4.88% fixed rate until 03/22/30; 4.40% + 5 yr. CMT therafter)
4.88% 04/20/54 (c)	17,000	16,244
Bristol-Myers Squibb Co.
1.45% 11/13/30	11,000	8,939
2.35% 11/13/40	2,000	1,363
3.20% 06/15/26	2,000	1,929
3.40% 07/26/29	2,000	1,879
3.55% 03/15/42	4,000	3,207
4.13% 06/15/39	4,000	3,545
4.25% 10/26/49	4,000	3,417
4.35% 11/15/47	3,000	2,589
4.55% 02/20/48	2,000	1,790
5.20% 02/22/34	35,000	35,547
Brixmor Operating Partnership LP
2.25% 04/01/28	23,000	20,437
3.90% 03/15/27	2,000	1,919
Broadcom, Inc.
3.19% 11/15/36 (g)	3,000	2,385
3.42% 04/15/33 (g)	44,000	38,091
3.47% 04/15/34 (g)	13,000	11,146
4.15% 11/15/30	14,000	13,244
4.30% 11/15/32	2,000	1,880
4.93% 05/15/37 (g)	17,000	16,123
Brown-Forman Corp.
4.00% 04/15/38	3,000	2,664
	Principal Amount	Fair Value
Bunge Ltd. Finance Corp.
3.75% 09/25/27	$3,000	$2,880
Burlington Northern Santa Fe LLC
4.15% 12/15/48	3,000	2,539
4.55% 09/01/44	8,000	7,263
Cameron LNG LLC
3.30% 01/15/35 (g)	3,000	2,495
Campbell Soup Co.
5.40% 03/21/34	20,000	20,145
Canadian Natural Resources Ltd.
3.85% 06/01/27	3,000	2,892
4.95% 06/01/47	2,000	1,805
Canadian Pacific Railway Co.
1.75% 12/02/26	23,000	21,126
3.10% 12/02/51	5,000	3,437
3.50% 05/01/50	3,000	2,249
Capital One Financial Corp.
3.75% 07/28/26	17,000	16,382
Cardinal Health, Inc.
3.08% 06/15/24	4,000	3,977
Carlisle Cos., Inc.
2.20% 03/01/32	29,000	23,284
Carrier Global Corp.
2.72% 02/15/30	56,000	49,530
3.58% 04/05/50	24,000	17,907
5.90% 03/15/34	13,000	13,668
Cenovus Energy, Inc.
2.65% 01/15/32	6,000	4,982
3.75% 02/15/52	9,000	6,599
Centene Corp.
3.00% 10/15/30	8,000	6,858
4.25% 12/15/27	51,000	48,634
CenterPoint Energy, Inc.
2.65% 06/01/31	19,000	16,095
Charles Schwab Corp.
2.45% 03/03/27	168,000	156,534
2.90% 03/03/32	7,000	6,001
Charles Schwab Corp. (4.00% fixed rate until 12/01/30; 3.08% + 10 yr. CMT therafter)
4.00% 07/12/24 (c)	30,000	25,329
Charles Schwab Corp. (5.64% fixed rate until 05/19/28; 2.21% + SOFR therafter)
5.64% 05/19/29 (c)	55,000	55,814
Charles Schwab Corp. (6.14% fixed rate until 08/24/33; 2.01% + SOFR therafter)
6.14% 08/24/34 (c)	32,000	33,444
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50% 06/01/41	68,000	45,754
3.70% 04/01/51	75,000	46,400
4.80% 03/01/50	22,000	16,276
Cheniere Corpus Christi Holdings LLC
5.88% 03/31/25	58,000	58,048
Cheniere Energy Partners LP
4.50% 10/01/29	46,000	43,790
Cheniere Energy, Inc.
5.65% 04/15/34 (g)	20,000	20,127
Chevron Corp.
2.24% 05/11/30	3,000	2,626

See Notes to Schedule of Investments.
Elfun Diversified Fund	11

Elfun Diversified Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Principal Amount	Fair Value
Chevron USA, Inc.
3.85% 01/15/28	$15,000	$14,668
3.90% 11/15/24	3,000	2,973
Chubb INA Holdings, Inc.
4.35% 11/03/45	2,000	1,782
Church & Dwight Co., Inc.
2.30% 12/15/31	10,000	8,311
Cigna Group
2.40% 03/15/30	5,000	4,318
3.25% 04/15/25	5,000	4,890
3.40% 03/01/27 - 03/15/51	21,000	17,170
4.38% 10/15/28	2,000	1,952
Cisco Systems, Inc.
5.30% 02/26/54	36,000	36,967
5.35% 02/26/64	36,000	36,887
5.90% 02/15/39	2,000	2,176
Citibank NA
5.80% 09/29/28	250,000	258,840
Citigroup, Inc.
4.45% 09/29/27	10,000	9,725
4.65% 07/23/48	23,000	20,813
Citigroup, Inc. (2.56% fixed rate until 05/01/31; 1.17% + SOFR therafter)
2.56% 05/01/32 (c)	144,000	119,953
Citigroup, Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR therafter)
2.98% 11/05/30 (c)	34,000	30,196
Citigroup, Inc. (3.79% fixed rate until 03/17/32; 1.94% + SOFR therafter)
3.79% 03/17/33 (c)	169,000	150,976
Citigroup, Inc. (3.88% fixed rate until 01/24/38; 1.43% + 3 mo. Term SOFR therafter)
3.88% 01/24/39 (c)	6,000	5,110
Citigroup, Inc. (4.70% fixed rate until 01/30/25; 3.23% + SOFR therafter)
4.70% 04/20/54 (c)	21,000	20,545
Citigroup, Inc. (6.17% fixed rate until 05/25/33; 2.66% + SOFR therafter)
6.17% 05/25/34 (c)	21,000	21,336
Cleveland Electric Illuminating Co.
4.55% 11/15/30 (g)	27,000	25,292
CME Group, Inc.
2.65% 03/15/32	10,000	8,637
3.75% 06/15/28	3,000	2,913
CMS Energy Corp.
4.88% 03/01/44	9,000	8,394
Coca-Cola Co.
2.60% 06/01/50	6,000	3,921
2.75% 06/01/60	3,000	1,953
Comcast Corp.
2.65% 08/15/62	3,000	1,707
2.80% 01/15/51	3,000	1,918
2.89% 11/01/51	12,000	7,796
2.94% 11/01/56	11,000	6,927
2.99% 11/01/63	3,000	1,844
3.20% 07/15/36	2,000	1,642
3.25% 11/01/39	12,000	9,411
3.97% 11/01/47	21,000	16,875
4.15% 10/15/28	2,000	1,952
CommonSpirit Health
4.35% 11/01/42	24,000	20,764
	Principal Amount	Fair Value
Conagra Brands, Inc.
5.30% 11/01/38	$3,000	$2,857
5.40% 11/01/48	3,000	2,818
ConocoPhillips Co.
4.30% 11/15/44	3,000	2,631
5.55% 03/15/54	18,000	18,538
5.70% 09/15/63	21,000	21,991
Consolidated Edison Co. of New York, Inc.
2.90% 12/01/26	12,000	11,310
3.35% 04/01/30	2,000	1,844
3.88% 06/15/47	2,000	1,582
3.95% 04/01/50	12,000	9,764
Constellation Brands, Inc.
3.15% 08/01/29	23,000	20,981
3.70% 12/06/26	18,000	17,361
4.50% 05/09/47	3,000	2,570
Constellation Energy Generation LLC
6.50% 10/01/53	15,000	16,537
Continental Resources, Inc.
2.88% 04/01/32 (g)	16,000	13,058
3.80% 06/01/24	114,000	113,617
COPT Defense Properties LP
2.00% 01/15/29	20,000	16,788
2.25% 03/15/26	8,000	7,525
2.75% 04/15/31	5,000	4,120
Corebridge Financial, Inc.
3.90% 04/05/32	79,000	71,091
Corning, Inc.
4.38% 11/15/57	3,000	2,482
Coterra Energy, Inc.
5.60% 03/15/34	110,000	110,851
Crown Castle, Inc.
2.90% 03/15/27	39,000	36,501
3.30% 07/01/30	28,000	24,893
CSL Finance PLC
4.25% 04/27/32 (g)	22,000	20,945
5.11% 04/03/34 (g)(h)	37,000	37,157
5.42% 04/03/54 (g)(h)	9,000	9,047
CSX Corp.
4.50% 03/15/49 - 08/01/54	14,000	12,292
CubeSmart LP
2.50% 02/15/32	21,000	17,167
4.38% 02/15/29	8,000	7,682
Cummins, Inc.
1.50% 09/01/30	6,000	4,910
2.60% 09/01/50	6,000	3,789
CVS Health Corp.
3.00% 08/15/26	9,000	8,582
3.63% 04/01/27	7,000	6,735
3.75% 04/01/30	6,000	5,591
3.88% 07/20/25	6,000	5,889
4.25% 04/01/50	5,000	4,050
4.30% 03/25/28	7,000	6,832
4.78% 03/25/38	9,000	8,316
5.00% 12/01/24	9,000	8,948
5.13% 07/20/45	2,000	1,842
5.30% 06/01/33 - 12/05/43	36,000	35,630
5.88% 06/01/53	7,000	7,110
Dell International LLC/EMC Corp.
4.00% 07/15/24	12,000	11,936
6.02% 06/15/26	2,000	2,026

See Notes to Schedule of Investments.
12	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Principal Amount	Fair Value
Deutsche Bank AG (2.31% fixed rate until 11/16/26; 1.22% + SOFR therafter)
2.31% 11/16/27 (c)	$150,000	$137,044
DH Europe Finance II SARL
2.60% 11/15/29	5,000	4,476
3.25% 11/15/39	2,000	1,617
3.40% 11/15/49	3,000	2,252
Diamondback Energy, Inc.
3.13% 03/24/31	9,000	7,978
4.40% 03/24/51	3,000	2,486
Digital Realty Trust LP
3.60% 07/01/29	13,000	11,980
Discovery Communications LLC
3.95% 03/20/28	14,000	13,262
4.95% 05/15/42	2,000	1,611
5.00% 09/20/37	2,000	1,750
Dollar General Corp.
3.50% 04/03/30	23,000	21,025
4.13% 04/03/50	2,000	1,558
Dollar Tree, Inc.
4.00% 05/15/25	55,000	54,089
Dominion Energy, Inc.
3.07% 08/15/24 (i)	12,000	11,871
3.38% 04/01/30	12,000	10,919
Dover Corp.
2.95% 11/04/29	6,000	5,415
Dow Chemical Co.
2.10% 11/15/30	14,000	11,823
3.60% 11/15/50	3,000	2,186
4.25% 10/01/34	2,000	1,843
5.15% 02/15/34	36,000	35,894
5.55% 11/30/48	10,000	9,764
6.30% 03/15/33	17,000	18,312
DTE Energy Co.
2.85% 10/01/26	17,000	16,083
Duke Energy Carolinas LLC
3.95% 03/15/48	2,000	1,595
Duke Energy Corp.
2.55% 06/15/31	19,000	16,015
3.30% 06/15/41	23,000	17,159
3.50% 06/15/51	50,000	35,111
3.75% 09/01/46	38,000	28,726
Duke Energy Corp. (4.88% fixed rate until 09/16/24; 3.39% + 5 yr. CMT therafter)
4.88% 03/22/30 (c)	38,000	37,693
Duke Energy Progress LLC
4.15% 12/01/44	12,000	9,957
DuPont de Nemours, Inc.
5.42% 11/15/48	3,000	2,995
Duquesne Light Holdings, Inc.
3.62% 08/01/27 (g)	10,000	9,372
Eastman Chemical Co.
4.65% 10/15/44	3,000	2,556
Eaton Corp.
3.10% 09/15/27	2,000	1,896
Edison International
4.95% 04/15/25	25,000	24,788
5.75% 06/15/27	4,000	4,053
EIDP, Inc.
2.30% 07/15/30	23,000	19,802
Elevance Health, Inc.
3.60% 03/15/51	6,000	4,495
3.70% 09/15/49	5,000	3,822
	Principal Amount	Fair Value
5.13% 02/15/53	$3,000	$2,873
6.10% 10/15/52	10,000	10,834
Eli Lilly & Co.
4.95% 02/27/63	4,000	3,884
5.00% 02/09/54	20,000	19,897
5.10% 02/09/64	27,000	26,925
Emera U.S. Finance LP
2.64% 06/15/31	23,000	18,787
Emerson Electric Co.
1.80% 10/15/27	30,000	27,117
2.75% 10/15/50	39,000	25,214
Enbridge Energy Partners LP
5.50% 09/15/40	2,000	1,961
Enbridge, Inc.
1.60% 10/04/26	52,000	47,650
Enbridge, Inc. (5.75% fixed rate until 04/15/30; 5.31% + 5 yr. CMT therafter)
5.75% 07/15/80 (c)	31,000	29,240
Energy Transfer LP
4.50% 04/15/24	13,000	12,985
5.30% 04/01/44 - 04/15/47	8,000	7,311
5.35% 05/15/45	12,000	11,057
5.75% 02/15/33	10,000	10,162
5.95% 05/15/54	8,000	7,983
6.10% 12/01/28	39,000	40,455
6.40% 12/01/30	13,000	13,713
6.50% 02/01/42	3,000	3,185
Energy Transfer LP (6.75% fixed rate until 05/15/25; 5.13% + 5 yr. CMT therafter)
6.75% 01/28/25 (c)	82,000	80,672
Enterprise Products Operating LLC
4.25% 02/15/48	20,000	17,109
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.29% + 3 mo. Term SOFR therafter)
5.25% 08/16/77 (c)	3,000	2,851
EOG Resources, Inc.
4.15% 01/15/26	2,000	1,971
4.95% 04/15/50	2,000	1,901
5.10% 01/15/36	2,000	1,957
Equinix, Inc.
1.25% 07/15/25	6,000	5,679
2.15% 07/15/30	11,000	9,130
ERP Operating LP
4.50% 07/01/44	5,000	4,333
Estee Lauder Cos., Inc.
2.38% 12/01/29	3,000	2,637
3.13% 12/01/49	9,000	6,208
Everest Reinsurance Holdings, Inc.
3.13% 10/15/52	17,000	10,986
Eversource Energy
3.45% 01/15/50	8,000	5,580
Exelon Corp.
4.05% 04/15/30	13,000	12,275
4.45% 04/15/46	5,000	4,279
4.70% 04/15/50	5,000	4,394
5.60% 03/15/53	35,000	34,961
Extra Space Storage LP
2.20% 10/15/30	9,000	7,460
3.90% 04/01/29	7,000	6,593
5.90% 01/15/31	37,000	38,295

See Notes to Schedule of Investments.
Elfun Diversified Fund	13

Elfun Diversified Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Principal Amount	Fair Value
Exxon Mobil Corp.
2.61% 10/15/30	$44,000	$39,019
3.45% 04/15/51	6,000	4,544
FedEx Corp.
4.10% 02/01/45	23,000	18,664
Fidelity National Financial, Inc.
3.20% 09/17/51	14,000	8,937
Fidelity National Information Services, Inc.
1.65% 03/01/28	10,000	8,818
3.10% 03/01/41	2,000	1,459
FirstEnergy Transmission LLC
4.55% 04/01/49 (g)	16,000	13,530
Fiserv, Inc.
3.50% 07/01/29	28,000	26,073
4.40% 07/01/49	2,000	1,698
Florida Power & Light Co.
2.85% 04/01/25	26,000	25,380
4.13% 02/01/42	8,000	6,930
Flowers Foods, Inc.
2.40% 03/15/31	8,000	6,701
Flowserve Corp.
2.80% 01/15/32	13,000	10,786
Freeport-McMoRan, Inc.
4.25% 03/01/30	20,000	18,941
GA Global Funding Trust
1.63% 01/15/26 (g)	16,000	14,830
General Mills, Inc.
3.00% 02/01/51	12,000	7,888
General Motors Co.
5.20% 04/01/45	3,000	2,698
5.40% 04/01/48	2,000	1,833
6.13% 10/01/25	44,000	44,381
6.80% 10/01/27	3,000	3,143
General Motors Financial Co., Inc.
1.25% 01/08/26	96,000	89,376
2.35% 01/08/31	6,000	4,960
5.25% 03/01/26	22,000	21,944
5.85% 04/06/30	73,000	74,361
6.10% 01/07/34	58,000	59,576
Genuine Parts Co.
2.75% 02/01/32	9,000	7,482
George Washington University
4.13% 09/15/48	15,000	12,988
Georgia Power Co.
5.25% 03/15/34	108,000	109,094
Georgia-Pacific LLC
1.75% 09/30/25 (g)	20,000	18,989
3.60% 03/01/25 (g)	57,000	56,091
Gilead Sciences, Inc.
2.60% 10/01/40	4,000	2,828
2.95% 03/01/27	3,000	2,854
3.50% 02/01/25	4,000	3,938
3.65% 03/01/26	2,000	1,948
4.15% 03/01/47	3,000	2,522
4.60% 09/01/35	9,000	8,625
5.25% 10/15/33	13,000	13,267
GlaxoSmithKline Capital PLC
3.38% 06/01/29	8,000	7,549
GlaxoSmithKline Capital, Inc.
3.63% 05/15/25	9,000	8,853
Glencore Funding LLC
3.88% 04/27/51 (g)	3,000	2,235
	Principal Amount	Fair Value
Goldman Sachs Group, Inc.
3.85% 01/26/27	$51,000	$49,444
4.25% 10/21/25	98,000	96,245
5.15% 05/22/45	2,000	1,932
Goldman Sachs Group, Inc. (1.54% fixed rate until 09/10/26; 0.82% + SOFR therafter)
1.54% 09/10/27 (c)	19,000	17,358
Goldman Sachs Group, Inc. (2.38% fixed rate until 07/21/31; 1.25% + SOFR therafter)
2.38% 07/21/32 (c)	12,000	9,837
Goldman Sachs Group, Inc. (2.91% fixed rate until 07/21/41; 1.47% + SOFR therafter)
2.91% 07/21/42 (c)	10,000	7,183
Goldman Sachs Group, Inc. (3.21% fixed rate until 04/22/41; 1.51% + SOFR therafter)
3.21% 04/22/42 (c)	13,000	9,757
Goldman Sachs Group, Inc. (3.44% fixed rate until 02/24/42; 1.63% + SOFR therafter)
3.44% 02/24/43 (c)	23,000	17,782
Goldman Sachs Group, Inc. (3.81% fixed rate until 04/23/28; 1.42% + 3 mo. Term SOFR therafter)
3.81% 04/23/29 (c)	3,000	2,843
Goldman Sachs Group, Inc. (4.02% fixed rate until 10/31/37; 1.63% + 3 mo. Term SOFR therafter)
4.02% 10/31/38 (c)	2,000	1,718
Goldman Sachs Group, Inc. (4.22% fixed rate until 05/01/28; 1.56% + 3 mo. Term SOFR therafter)
4.22% 05/01/29 (c)	13,000	12,510
Graphic Packaging International LLC
1.51% 04/15/26 (g)	20,000	18,539
Gray Oak Pipeline LLC
2.60% 10/15/25 (g)	20,000	19,069
Halliburton Co.
3.80% 11/15/25	2,000	1,956
5.00% 11/15/45	4,000	3,755
Hartford Financial Services Group, Inc. 2.39% + 3 mo. Term SOFR
7.69% 02/12/67 (c)(g)	8,000	7,007
HCA, Inc.
3.13% 03/15/27	33,000	31,207
3.38% 03/15/29	19,000	17,432
3.50% 09/01/30	10,000	9,038
3.63% 03/15/32	8,000	7,081
4.63% 03/15/52	19,000	15,880
5.38% 02/01/25	108,000	107,706
5.60% 04/01/34	25,000	25,176
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20% 06/01/30 (g)	8,000	6,737
3.20% 06/01/50 (g)	3,000	2,033
Healthcare Realty Holdings LP
2.00% 03/15/31	2,000	1,592

See Notes to Schedule of Investments.
14	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Principal Amount	Fair Value
Helmerich & Payne, Inc.
2.90% 09/29/31	$6,000	$5,040
Hess Corp.
5.60% 02/15/41	3,000	3,055
5.80% 04/01/47	2,000	2,054
Hewlett Packard Enterprise Co.
6.35% 10/15/45	3,000	3,206
Highwoods Realty LP
4.13% 03/15/28	3,000	2,809
4.20% 04/15/29	12,000	10,939
7.65% 02/01/34	11,000	12,006
Home Depot, Inc.
2.70% 04/15/30	3,000	2,673
3.35% 04/15/50	5,000	3,658
3.50% 09/15/56	2,000	1,488
3.90% 12/06/28 - 06/15/47	6,000	5,371
4.50% 12/06/48	3,000	2,668
4.95% 09/15/52	2,000	1,907
Honeywell International, Inc.
1.75% 09/01/31	10,000	8,117
2.70% 08/15/29	6,000	5,441
5.25% 03/01/54	63,000	63,489
Hormel Foods Corp.
1.80% 06/11/30	21,000	17,582
HSBC Holdings PLC (2.87% fixed rate until 11/22/31; 1.41% + SOFR therafter)
2.87% 11/22/32 (c)	200,000	167,094
Huntington Bancshares, Inc.
2.55% 02/04/30	15,000	12,735
Huntington Ingalls Industries, Inc.
2.04% 08/16/28	31,000	27,092
Hyundai Capital America
1.30% 01/08/26 (g)	44,000	40,926
5.40% 01/08/31 (g)	87,000	87,297
Indiana Michigan Power Co.
3.25% 05/01/51	9,000	6,099
Ingersoll Rand, Inc.
5.70% 08/14/33	31,000	31,809
Intel Corp.
2.00% 08/12/31	17,000	13,973
2.45% 11/15/29	17,000	15,063
2.80% 08/12/41	17,000	12,304
3.10% 02/15/60	2,000	1,293
5.63% 02/10/43	22,000	22,757
5.70% 02/10/53	16,000	16,560
5.90% 02/10/63	12,000	12,712
Intercontinental Exchange, Inc.
1.85% 09/15/32	2,000	1,565
2.65% 09/15/40	2,000	1,443
International Paper Co.
4.40% 08/15/47	3,000	2,518
Intuit, Inc.
5.50% 09/15/53	18,000	18,695
ITC Holdings Corp.
2.95% 05/14/30 (g)	28,000	24,760
J M Smucker Co.
6.50% 11/15/43 - 11/15/53	41,000	45,046
Jacobs Engineering Group, Inc.
5.90% 03/01/33	58,000	58,724
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.13% 02/01/28	37,000	36,437
	Principal Amount	Fair Value
5.75% 04/01/33	$10,000	$9,853
Jefferies Financial Group, Inc.
5.88% 07/21/28	36,000	36,688
Johnson & Johnson
3.63% 03/03/37	3,000	2,662
Johnson Controls International PLC
4.50% 02/15/47	4,000	3,450
JPMorgan Chase & Co. (1.58% fixed rate until 04/22/26; 0.89% + SOFR therafter)
1.58% 04/22/27 (c)	48,000	44,513
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + 3 mo. Term SOFR therafter)
2.96% 05/13/31 (c)	52,000	45,508
JPMorgan Chase & Co. (3.16% fixed rate until 04/22/41; 1.46% + SOFR therafter)
3.16% 04/22/42 (c)	14,000	10,634
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.62% + 3 mo. Term SOFR therafter)
3.88% 07/24/38 (c)	8,000	6,906
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.48% + 3 mo. Term SOFR therafter)
3.90% 01/23/49 (c)	39,000	31,768
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.51% + 3 mo. Term SOFR therafter)
3.96% 01/29/27 (c)	20,000	19,532
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.38% + 3 mo. Term SOFR therafter)
4.01% 04/23/29 (c)	5,000	4,790
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.72% + 3 mo. Term SOFR therafter)
4.03% 07/24/48 (c)	3,000	2,486
JPMorgan Chase & Co. (4.49% fixed rate until 03/24/30; 3.79% + 3 mo. Term SOFR therafter)
4.49% 03/24/31 (c)	56,000	54,145
JPMorgan Chase & Co. (4.60% fixed rate until 02/01/25; 3.13% + 3 mo. Term SOFR therafter)
4.60% 09/20/26 (c)	36,000	35,480
JPMorgan Chase & Co. (5.34% fixed rate until 01/23/34; 1.62% + SOFR therafter)
5.34% 01/23/35 (c)	20,000	20,071
Kaiser Foundation Hospitals
3.00% 06/01/51	15,000	10,380
Kenvue, Inc.
4.90% 03/22/33	177,000	176,966
5.05% 03/22/53	15,000	14,665
5.20% 03/22/63	9,000	8,910
Keurig Dr Pepper, Inc.
3.20% 05/01/30	5,000	4,510
3.80% 05/01/50	3,000	2,295

See Notes to Schedule of Investments.
Elfun Diversified Fund	15

Elfun Diversified Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Principal Amount	Fair Value
Kinder Morgan Energy Partners LP
4.70% 11/01/42	$3,000	$2,561
5.00% 03/01/43	4,000	3,546
6.38% 03/01/41	4,000	4,148
Kinder Morgan, Inc.
1.75% 11/15/26	62,000	56,923
5.05% 02/15/46	4,000	3,558
5.20% 06/01/33	10,000	9,847
KLA Corp.
3.30% 03/01/50	12,000	8,788
Kraft Heinz Foods Co.
5.20% 07/15/45	19,000	18,002
Kroger Co.
2.20% 05/01/30	2,000	1,701
4.65% 01/15/48	3,000	2,638
Kyndryl Holdings, Inc.
6.35% 02/20/34	25,000	25,647
L3Harris Technologies, Inc.
3.85% 12/15/26	12,000	11,611
Las Vegas Sands Corp.
3.20% 08/08/24	200,000	197,710
Lear Corp.
4.25% 05/15/29	2,000	1,912
Leidos, Inc.
3.63% 05/15/25	3,000	2,933
4.38% 05/15/30	44,000	41,647
5.75% 03/15/33	22,000	22,595
Liberty Mutual Group, Inc.
3.95% 05/15/60 (g)	2,000	1,449
Lincoln National Corp.
4.35% 03/01/48	33,000	26,003
Lockheed Martin Corp.
3.55% 01/15/26	2,000	1,952
3.80% 03/01/45	2,000	1,639
4.50% 05/15/36	2,000	1,901
Lowe's Cos., Inc.
1.30% 04/15/28	3,000	2,617
1.70% 09/15/28 - 10/15/30	59,000	50,689
3.00% 10/15/50	3,000	1,965
3.70% 04/15/46	3,000	2,297
4.05% 05/03/47	5,000	4,028
5.63% 04/15/53	17,000	17,138
LYB International Finance III LLC
3.63% 04/01/51	12,000	8,483
3.80% 10/01/60	2,000	1,391
M&T Bank Corp. (5.05% fixed rate until 01/27/33; 1.85% + SOFR therafter)
5.05% 01/27/34 (c)	126,000	117,150
Marsh & McLennan Cos., Inc.
2.90% 12/15/51	25,000	16,128
Masco Corp.
3.50% 11/15/27	3,000	2,832
McCormick & Co., Inc.
1.85% 02/15/31	3,000	2,433
3.25% 11/15/25	88,000	85,026
McDonald's Corp.
3.60% 07/01/30	17,000	15,860
3.63% 09/01/49	5,000	3,805
4.88% 12/09/45	4,000	3,729
Medtronic Global Holdings SCA
4.50% 03/30/33	71,000	68,885
	Principal Amount	Fair Value
Medtronic, Inc.
4.63% 03/15/45	$2,000	$1,880
Memorial Sloan-Kettering Cancer Center
4.13% 07/01/52	12,000	10,247
Mercedes-Benz Finance North America LLC
5.38% 11/26/25 (g)	150,000	150,418
Merck & Co., Inc.
1.90% 12/10/28	30,000	26,621
2.45% 06/24/50	5,000	3,103
2.75% 12/10/51	10,000	6,542
2.90% 12/10/61	4,000	2,513
4.00% 03/07/49	2,000	1,681
4.50% 05/17/33	20,000	19,562
5.00% 05/17/53	4,000	3,913
Meritage Homes Corp.
3.88% 04/15/29 (g)	72,000	66,200
Meta Platforms, Inc.
3.85% 08/15/32	38,000	35,644
4.45% 08/15/52	20,000	17,773
MetLife, Inc.
4.72% 12/15/44	7,000	6,283
Micron Technology, Inc.
3.37% 11/01/41	13,000	9,657
3.48% 11/01/51	26,000	18,493
5.30% 01/15/31	44,000	44,282
Microsoft Corp.
2.40% 08/08/26	17,000	16,135
2.68% 06/01/60	6,000	3,865
2.92% 03/17/52	33,000	23,334
3.45% 08/08/36	2,000	1,791
3.50% 02/12/35	2,000	1,842
Mid-America Apartments LP
2.88% 09/15/51	17,000	10,926
Mizuho Financial Group, Inc.
2.84% 09/13/26	200,000	189,290
Molson Coors Beverage Co.
4.20% 07/15/46	3,000	2,510
Morgan Stanley
3.63% 01/20/27	3,000	2,897
3.70% 10/23/24	7,000	6,928
3.97% 07/22/38 (c)	7,000	5,989
4.35% 09/08/26	57,000	55,768
4.38% 01/22/47	7,000	6,139
Morgan Stanley (1.51% fixed rate until 07/20/26; 0.86% + SOFR therafter)
1.51% 07/20/27 (c)	188,000	172,529
Morgan Stanley (2.48% fixed rate until 09/16/31; 1.36% + SOFR therafter)
2.48% 09/16/36 (c)	106,000	83,788
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR therafter)
2.80% 01/25/52 (c)	41,000	26,923
Morgan Stanley (5.47% fixed rate until 01/18/34; 1.73% + SOFR therafter)
5.47% 01/18/35 (c)	17,000	17,152
MPLX LP
2.65% 08/15/30	8,000	6,884
5.20% 12/01/47	2,000	1,830
Mylan, Inc.
5.20% 04/15/48	3,000	2,487

See Notes to Schedule of Investments.
16	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Principal Amount	Fair Value
Nasdaq, Inc.
5.95% 08/15/53	$6,000	$6,320
6.10% 06/28/63	9,000	9,574
Nevada Power Co.
6.00% 03/15/54	11,000	11,611
NewMarket Corp.
2.70% 03/18/31	6,000	5,039
Newmont Corp.
4.88% 03/15/42	3,000	2,791
NextEra Energy Capital Holdings, Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 mo. Term SOFR therafter)
5.65% 05/01/79 (c)	4,000	3,845
NGPL PipeCo LLC
3.25% 07/15/31 (g)	23,000	19,660
Niagara Mohawk Power Corp.
5.66% 01/17/54 (g)	44,000	43,702
NIKE, Inc.
3.38% 03/27/50	3,000	2,268
NNN REIT, Inc.
4.00% 11/15/25	3,000	2,935
Norfolk Southern Corp.
3.95% 10/01/42	3,000	2,480
Northern Natural Gas Co.
5.63% 02/01/54 (g)	36,000	36,591
Northern Trust Corp.
6.13% 11/02/32	22,000	23,236
Northwestern Mutual Life Insurance Co.
3.45% 03/30/51 (g)	24,000	17,105
NOV, Inc.
3.60% 12/01/29	10,000	9,198
Novant Health, Inc.
3.32% 11/01/61	10,000	6,684
Novartis Capital Corp.
2.20% 08/14/30	14,000	12,159
3.00% 11/20/25	2,000	1,943
Nutrien Ltd.
4.90% 03/27/28 - 06/01/43	58,000	57,575
NVIDIA Corp.
2.85% 04/01/30	8,000	7,264
3.50% 04/01/50	3,000	2,389
Occidental Petroleum Corp.
6.13% 01/01/31	37,000	38,313
Oklahoma Gas & Electric Co.
3.25% 04/01/30	4,000	3,630
Oncor Electric Delivery Co. LLC
3.80% 09/30/47	2,000	1,556
ONEOK, Inc.
4.35% 03/15/29	3,000	2,908
5.80% 11/01/30	79,000	81,418
6.10% 11/15/32	17,000	17,799
6.63% 09/01/53	22,000	24,255
Oracle Corp.
1.65% 03/25/26	30,000	28,009
2.30% 03/25/28	2,000	1,806
2.65% 07/15/26	3,000	2,840
2.88% 03/25/31	80,000	69,578
2.95% 04/01/30	18,000	16,023
3.60% 04/01/50	3,000	2,166
3.65% 03/25/41	7,000	5,495
3.80% 11/15/37	2,000	1,677
3.95% 03/25/51	2,000	1,523
4.00% 07/15/46 - 11/15/47	5,000	3,919
	Principal Amount	Fair Value
4.10% 03/25/61	$11,000	$8,236
5.55% 02/06/53	7,000	6,838
6.15% 11/09/29	43,000	45,337
6.90% 11/09/52	7,000	8,055
Otis Worldwide Corp.
2.06% 04/05/25	46,000	44,476
2.57% 02/15/30	18,000	15,831
3.36% 02/15/50	39,000	28,311
Owens Corning
3.88% 06/01/30	42,000	39,215
4.40% 01/30/48	2,000	1,661
Pacific Gas & Electric Co.
2.10% 08/01/27	6,000	5,403
2.50% 02/01/31	18,000	14,982
3.00% 06/15/28	14,000	12,795
3.30% 08/01/40	18,000	13,219
3.50% 08/01/50	5,000	3,424
4.30% 03/15/45	14,000	11,054
PacifiCorp
2.70% 09/15/30	9,000	7,794
2.90% 06/15/52	68,000	41,445
5.80% 01/15/55	44,000	43,383
6.25% 10/15/37	8,000	8,432
Packaging Corp. of America
3.05% 10/01/51	17,000	11,574
Paramount Global
2.90% 01/15/27	2,000	1,832
3.70% 06/01/28	2,000	1,799
5.25% 04/01/44	3,000	2,234
Parker-Hannifin Corp.
3.25% 06/14/29	2,000	1,852
4.50% 09/15/29	39,000	38,457
Patterson-UTI Energy, Inc.
7.15% 10/01/33	17,000	18,291
PayPal Holdings, Inc.
2.65% 10/01/26	8,000	7,555
3.25% 06/01/50	3,000	2,123
PepsiCo, Inc.
1.63% 05/01/30	2,000	1,678
2.63% 07/29/29	8,000	7,273
2.75% 10/21/51	26,000	17,356
Pfizer Investment Enterprises Pte. Ltd.
4.45% 05/19/28	62,000	61,112
4.75% 05/19/33	105,000	103,456
5.30% 05/19/53	4,000	3,979
5.34% 05/19/63	12,000	11,764
Pfizer, Inc.
2.70% 05/28/50	27,000	18,093
3.90% 03/15/39	3,000	2,597
4.13% 12/15/46	3,000	2,562
4.40% 05/15/44	2,000	1,833
Philip Morris International, Inc.
1.50% 05/01/25	62,000	59,565
2.10% 05/01/30	2,000	1,699
3.38% 08/15/29	3,000	2,783
4.13% 03/04/43	2,000	1,655
5.13% 02/15/30	44,000	44,011
5.25% 02/13/34	116,000	114,920
5.63% 11/17/29	20,000	20,601
Phillips 66 Co.
2.15% 12/15/30	48,000	40,305
3.15% 12/15/29	30,000	27,232
3.30% 03/15/52	17,000	11,906
3.75% 03/01/28	3,000	2,867

See Notes to Schedule of Investments.
Elfun Diversified Fund	17

Elfun Diversified Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Principal Amount	Fair Value
4.68% 02/15/45	$5,000	$4,438
Pilgrim's Pride Corp.
6.25% 07/01/33	22,000	22,516
Pioneer Natural Resources Co.
1.13% 01/15/26	42,000	39,107
2.15% 01/15/31	10,000	8,422
Plains All American Pipeline LP/PAA Finance Corp.
3.55% 12/15/29	9,000	8,257
PPL Capital Funding, Inc.
3.10% 05/15/26	9,000	8,606
Precision Castparts Corp.
4.38% 06/15/45	3,000	2,659
Progressive Corp.
3.00% 03/15/32	23,000	20,061
3.70% 03/15/52	7,000	5,462
Prologis LP
3.05% 03/01/50	3,000	2,055
3.25% 06/30/26	2,000	1,927
5.00% 03/15/34	39,000	38,812
5.25% 03/15/54	8,000	7,859
Prospect Capital Corp.
3.36% 11/15/26	22,000	20,132
Prudential Financial, Inc.
3.94% 12/07/49	11,000	8,699
Prudential Financial, Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 mo. Term SOFR therafter)
5.70% 09/15/48 (c)	6,000	5,926
Public Service Co. of Colorado
3.70% 06/15/28	9,000	8,600
Public Storage Operating Co.
5.35% 08/01/53	11,000	11,047
PVH Corp.
4.63% 07/10/25	25,000	24,676
QUALCOMM, Inc.
4.30% 05/20/47	3,000	2,648
4.50% 05/20/52	22,000	19,745
Quanta Services, Inc.
2.35% 01/15/32	16,000	13,004
3.05% 10/01/41	20,000	14,290
Quest Diagnostics, Inc.
2.95% 06/30/30	2,000	1,776
Regeneron Pharmaceuticals, Inc.
1.75% 09/15/30	17,000	13,899
Regions Financial Corp.
1.80% 08/12/28	48,000	41,379
RenaissanceRe Holdings Ltd.
5.75% 06/05/33	23,000	23,171
Republic Services, Inc.
2.38% 03/15/33	31,000	25,103
5.00% 04/01/34	19,000	18,853
Rio Tinto Finance USA Ltd.
2.75% 11/02/51	4,000	2,580
Rockwell Automation, Inc.
2.80% 08/15/61	8,000	4,811
4.20% 03/01/49	3,000	2,584
Rogers Communications, Inc.
5.00% 03/15/44	3,000	2,748
Roper Technologies, Inc.
2.95% 09/15/29	4,000	3,603
Ross Stores, Inc.
4.70% 04/15/27	2,000	1,973
	Principal Amount	Fair Value
Royalty Pharma PLC
1.20% 09/02/25	$10,000	$9,414
1.75% 09/02/27	3,000	2,679
2.20% 09/02/30	2,000	1,662
3.30% 09/02/40	2,000	1,491
RPM International, Inc.
3.75% 03/15/27	2,000	1,914
RTX Corp.
1.90% 09/01/31	60,000	48,353
2.82% 09/01/51	50,000	31,786
3.13% 05/04/27	30,000	28,416
3.50% 03/15/27	3,000	2,883
3.95% 08/16/25	2,000	1,967
4.15% 05/15/45	3,000	2,489
4.45% 11/16/38	4,000	3,603
6.10% 03/15/34	24,000	25,668
6.40% 03/15/54	19,000	21,518
Ryder System, Inc.
2.90% 12/01/26	31,000	29,261
Salesforce, Inc.
1.95% 07/15/31	21,000	17,441
2.70% 07/15/41	17,000	12,305
Sands China Ltd.
5.13% 08/08/25	200,000	197,230
Schlumberger Holdings Corp.
3.90% 05/17/28 (g)	9,000	8,678
Schlumberger Investment SA
4.85% 05/15/33	44,000	44,071
Sealed Air Corp.
1.57% 10/15/26 (g)	73,000	65,962
Selective Insurance Group, Inc.
5.38% 03/01/49	2,000	1,914
Sempra (4.13% fixed rate until 01/01/27; 2.87% + 5 yr. CMT therafter)
4.13% 04/01/52 (c)	33,000	30,445
Shell International Finance BV
2.38% 11/07/29	32,000	28,489
3.13% 11/07/49	13,000	9,236
3.25% 04/06/50	8,000	5,823
3.75% 09/12/46	5,000	4,037
Shire Acquisitions Investments Ireland DAC
3.20% 09/23/26	2,000	1,912
Simon Property Group LP
3.38% 06/15/27	3,000	2,863
Smith & Nephew PLC
5.40% 03/20/34	15,000	14,937
Smurfit Kappa Treasury ULC
5.20% 01/15/30 (g)(h)	200,000	199,788
Southern California Edison Co.
4.00% 04/01/47	21,000	16,634
4.20% 03/01/29	16,000	15,429
5.65% 10/01/28	111,000	114,243
Southern Co.
3.25% 07/01/26	3,000	2,884
3.70% 04/30/30	34,000	31,550
Southwest Airlines Co.
2.63% 02/10/30	17,000	14,791
Southwestern Electric Power Co.
2.75% 10/01/26	3,000	2,812
Spectra Energy Partners LP
3.38% 10/15/26	3,000	2,873
4.50% 03/15/45	2,000	1,693

See Notes to Schedule of Investments.
18	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Principal Amount	Fair Value
Starbucks Corp.
4.00% 11/15/28	$2,000	$1,941
Stryker Corp.
1.95% 06/15/30	21,000	17,725
Sumitomo Mitsui Financial Group, Inc.
6.18% 07/13/43	38,000	42,070
Suncor Energy, Inc.
4.00% 11/15/47	3,000	2,327
Sysco Corp.
3.25% 07/15/27	3,000	2,836
5.95% 04/01/30	2,000	2,084
6.60% 04/01/50	3,000	3,428
Take-Two Interactive Software, Inc.
3.70% 04/14/27	50,000	47,986
4.00% 04/14/32	7,000	6,465
Tampa Electric Co.
2.40% 03/15/31	23,000	19,260
3.45% 03/15/51	14,000	9,892
4.35% 05/15/44	13,000	10,907
Tapestry, Inc.
4.13% 07/15/27	3,000	2,862
7.35% 11/27/28	91,000	95,902
7.85% 11/27/33	16,000	17,370
Targa Resources Corp.
6.50% 03/30/34	58,000	62,382
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00% 01/15/28	55,000	54,154
Target Corp.
1.95% 01/15/27	4,000	3,718
Texas Instruments, Inc.
3.88% 03/15/39	3,000	2,685
Thermo Fisher Scientific, Inc.
2.80% 10/15/41	11,000	8,048
Time Warner Cable LLC
6.55% 05/01/37	2,000	1,893
T-Mobile USA, Inc.
3.50% 04/15/31	81,000	73,175
3.75% 04/15/27	32,000	30,814
4.50% 04/15/50	10,000	8,660
4.80% 07/15/28	69,000	68,428
5.50% 01/15/55	10,000	9,988
Toronto-Dominion Bank
3.20% 03/10/32	48,000	42,173
4.46% 06/08/32	22,000	21,043
Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + 5 yr. USD Swap therafter)
3.63% 09/15/31 (c)	23,000	22,005
Tractor Supply Co.
5.25% 05/15/33	16,000	16,094
Trane Technologies Financing Ltd.
3.55% 11/01/24	7,000	6,922
3.80% 03/21/29	7,000	6,666
TransCanada PipeLines Ltd.
4.25% 05/15/28	18,000	17,451
4.88% 01/15/26	4,000	3,973
Transcanada Trust (5.63% fixed rate until 05/20/25; 3.53% + 3 mo. Term SOFR therafter)
5.63% 05/20/75 (c)	27,000	26,360
	Principal Amount	Fair Value
Transcontinental Gas Pipe Line Co. LLC
4.00% 03/15/28	$3,000	$2,890
Travelers Cos., Inc.
2.55% 04/27/50	29,000	18,361
Truist Financial Corp. (4.80% fixed rate until 09/01/24; 3.00% + 5 yr. CMT therafter)
4.80% 01/30/25 (c)	43,000	41,643
TWDC Enterprises 18 Corp.
4.13% 06/01/44	2,000	1,736
Tyco Electronics Group SA
3.13% 08/15/27	3,000	2,840
Tyson Foods, Inc.
5.40% 03/15/29	40,000	40,377
5.70% 03/15/34	20,000	20,255
U.S. Bancorp (4.97% fixed rate until 07/22/32; 2.11% + SOFR therafter)
4.97% 07/22/33 (c)	41,000	38,804
U.S. Bancorp (5.68% fixed rate until 01/23/34; 1.86% + SOFR therafter)
5.68% 01/23/35 (c)	35,000	35,357
UDR, Inc.
2.10% 08/01/32	8,000	6,280
3.00% 08/15/31	3,000	2,606
Union Pacific Corp.
3.55% 05/20/61	12,000	8,608
3.60% 09/15/37	3,000	2,589
3.80% 04/06/71	7,000	5,198
4.10% 09/15/67	5,000	3,946
UnitedHealth Group, Inc.
2.00% 05/15/30	12,000	10,199
4.20% 05/15/32	14,000	13,304
4.45% 12/15/48	7,000	6,225
4.75% 07/15/45 - 05/15/52	54,000	50,054
5.05% 04/15/53	12,000	11,666
5.20% 04/15/63	21,000	20,384
6.05% 02/15/63	2,000	2,202
Utah Acquisition Sub, Inc.
3.95% 06/15/26	88,000	85,020
Vale Overseas Ltd.
6.13% 06/12/33	38,000	38,358
Ventas Realty LP
3.25% 10/15/26	10,000	9,468
Verizon Communications, Inc.
2.36% 03/15/32	91,000	74,777
2.55% 03/21/31	16,000	13,670
3.00% 03/22/27	33,000	31,281
3.40% 03/22/41	11,000	8,591
3.55% 03/22/51	6,000	4,450
3.70% 03/22/61	17,000	12,435
4.40% 11/01/34	51,000	48,095
4.86% 08/21/46	12,000	11,264
Viatris, Inc.
1.65% 06/22/25	158,000	150,277
4.00% 06/22/50	18,000	12,383
Virginia Electric & Power Co.
4.00% 11/15/46	9,000	7,235
Visa, Inc.
2.70% 04/15/40	4,000	2,998
Vistra Operations Co. LLC
3.55% 07/15/24 (g)	39,000	38,692
Vontier Corp.
2.40% 04/01/28	24,000	21,275
2.95% 04/01/31	23,000	19,238

See Notes to Schedule of Investments.
Elfun Diversified Fund	19

Elfun Diversified Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Principal Amount	Fair Value
Vornado Realty LP
2.15% 06/01/26	$34,000	$30,859
3.50% 01/15/25	4,000	3,916
Vulcan Materials Co.
3.90% 04/01/27	2,000	1,939
Walmart, Inc.
1.80% 09/22/31	9,000	7,480
2.50% 09/22/41	9,000	6,465
2.65% 09/22/51	2,000	1,321
Walt Disney Co.
2.65% 01/13/31	19,000	16,720
3.38% 11/15/26	2,000	1,925
3.60% 01/13/51	3,000	2,324
4.75% 11/15/46	2,000	1,844
6.65% 11/15/37	8,000	9,205
Warnermedia Holdings, Inc.
4.28% 03/15/32	81,000	72,397
5.05% 03/15/42	15,000	12,868
5.14% 03/15/52	4,000	3,322
5.39% 03/15/62	4,000	3,316
Waste Connections, Inc.
2.20% 01/15/32	49,000	40,130
2.95% 01/15/52	23,000	15,422
WEC Energy Group, Inc.
3.55% 06/15/25	6,000	5,847
Wells Fargo & Co.
4.15% 01/24/29	19,000	18,310
4.75% 12/07/46	17,000	14,884
5.88% 09/20/26 (c)	48,000	47,952
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR therafter)
2.39% 06/02/28 (c)	73,000	66,831
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR therafter)
3.07% 04/30/41 (c)	23,000	17,216
Wells Fargo & Co. (3.20% fixed rate until 06/17/26; 1.43% + 3 mo. Term SOFR therafter)
3.20% 06/17/27 (c)	191,000	182,384
Wells Fargo & Co. (5.50% fixed rate until 01/23/34; 1.78% + SOFR therafter)
5.50% 01/23/35 (c)	26,000	26,051
Wells Fargo & Co. (6.49% fixed rate until 10/23/33; 2.06% + SOFR therafter)
6.49% 10/23/34 (c)	31,000	33,275
Westlake Corp.
2.88% 08/15/41	3,000	2,077
3.13% 08/15/51	3,000	1,941
3.38% 08/15/61	2,000	1,271
Westpac Banking Corp. (2.89% fixed rate until 02/04/25; 1.35% + 5 yr. CMT therafter)
2.89% 02/04/30 (c)	15,000	14,595
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 yr. CMT therafter)
4.11% 07/24/34 (c)	7,000	6,472
Williams Cos., Inc.
3.75% 06/15/27	2,000	1,924
4.85% 03/01/48	3,000	2,677
4.90% 01/15/45	8,000	7,152
5.30% 08/15/52	7,000	6,684
	Principal Amount	Fair Value
5.40% 03/04/44	$3,000	$2,848
Willis North America, Inc.
3.88% 09/15/49	6,000	4,517
Workday, Inc.
3.50% 04/01/27	19,000	18,192
3.70% 04/01/29	37,000	34,893
WPP Finance 2010
3.75% 09/19/24	11,000	10,881
Zoetis, Inc.
3.00% 09/12/27	3,000	2,811
3.90% 08/20/28	3,000	2,887
5.60% 11/16/32	41,000	42,538
		17,757,393
Non-Agency Collateralized Mortgage Obligations - 1.7%
Bank
3.18% 09/15/60 (d)	617,000	576,611
4.41% 11/15/61 (c)(d)	320,000	310,685
BPR Trust 1.90% + 1 mo. Term SOFR
7.22% 04/15/37 (c)(d)(g)	117,967	118,455
Cantor Commercial Real Estate Lending
3.01% 01/15/53 (d)	139,000	123,587
CD Mortgage Trust
2.91% 08/15/57 (d)	246,000	219,249
Citigroup Commercial Mortgage Trust
3.72% 12/10/49 (c)(d)	119,583	112,285
3.78% 09/10/58 (d)	100,000	96,619
4.03% 12/10/49 (c)(d)	78,331	71,229
COMM Mortgage Trust
3.92% 10/15/45 (d)(g)	97,024	92,274
GS Mortgage Securities Trust
2.75% 09/10/52 (d)	419,000	370,641
3.05% 11/10/52 (d)	493,000	441,797
3.67% 03/10/50 (d)	240,062	225,321
4.14% 03/10/51 (c)(d)	73,000	67,575
4.42% 11/10/48 (c)(d)	117,000	95,488
JPMBB Commercial Mortgage Securities Trust
4.64% 11/15/48 (c)(d)	71,000	38,526
MASTR Alternative Loan Trust
5.00% 08/25/18 (e)	134	12
Morgan Stanley Bank of America Merrill Lynch Trust
0.83% 03/15/48 (c)(d)(e)	658,811	3,496
Wells Fargo Commercial Mortgage Trust
1.15% 02/15/48 (c)(d)(e)	639,028	4,342
4.32% 08/15/50 (d)	129,943	114,976
		3,083,168
Municipal Bonds and Notes - 0.1%
American Municipal Power, Inc., OH
6.27% 02/15/50	25,000	26,575
Board of Regents of the University of Texas System, TX
3.35% 08/15/47	25,000	19,164
Port Authority of New York & New Jersey, NY
4.46% 10/01/62	70,000	62,686
State of California, CA
4.60% 04/01/38	50,000	48,279

See Notes to Schedule of Investments.
20	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
March 31, 2024 (Unaudited)

	Principal Amount	Fair Value
State of Illinois, IL
5.10% 06/01/33	$25,000	$24,818
		181,522
Total Bonds and Notes (Cost $56,006,719)		53,463,364

	Number of Shares
Exchange Traded & Mutual Funds - 22.5%
State Street Global All Cap Equity ex-U.S. Index Portfolio (d) (Cost $33,536,754)	345,475	40,569,216
Total Investments in Securities (Cost $139,175,637)		173,850,578
Short-Term Investments - 8.9%
Dreyfus Treasury & Agency Cash Management Institutional Shares 5.20%	2,233,906	2,233,906
State Street Institutional Treasury Money Market Fund - Premier Class 5.24% (j)(k)	5,541,819	5,541,819
State Street Institutional Treasury Plus Fund - Premier Class 7.81% (j)(k)	2,233,906	2,233,906
State Street Institutional U.S. Government Money Market Fund - Class G Shares 5.30% (j)(k)	5,921,060	5,921,060
Total Short-Term Investments (Cost $15,930,691)		15,930,691
Total Investments (Cost $155,106,328)		189,781,269
Liabilities in Excess of Other Assets, net - (5.3)%		(9,504,626)
NET ASSETS - 100.0%		$180,276,643

Other Information:

Centrally Cleared Credit Default Swaps:

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Buy Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$612	1.00%/ Quarterly	12/20/28	$(13,948)	$(12,434)	$(1,514)

The Fund had the following long futures contracts open at March 31, 2024:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra Long-Term U.S. Treasury Bond Futures	June 2024	6	$762,190	$774,000	$11,810
U.S. Long Bond Futures	June 2024	7	830,772	843,062	12,290
10 Yr. U.S. Treasury Ultra Futures	June 2024	64	7,291,327	7,335,000	43,673
5 Yr. U.S. Treasury Notes Futures	June 2024	34	3,628,226	3,638,531	10,305
2 Yr. U.S. Treasury Notes Futures	June 2024	2	409,277	408,969	(308)
See Notes to Schedule of Investments.
Elfun Diversified Fund	21

Elfun Diversified Fund
Schedule of Investments
March 31, 2024 (Unaudited)

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-mini Index Futures	June 2024	2	$520,017	$530,850	$10,833
					$88,603

The Fund had the following short futures contracts open at March 31, 2024:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Yr. U.S. Treasury Notes Futures	June 2024	22	$(2,425,974)	$(2,437,532)	$(11,558)
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's sub-administrator, custodian and accounting agent.
(c)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	At March 31, 2024, all or a portion of this security was pledged to cover collateral requirements for futures, swaps and/or TBAs.
(e)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.
(f)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.
(g)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, these securities amounted to $1,716,471 or 0.95% of the net assets of the Elfun Diversified Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Trustees.
(h)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(i)	Step coupon bond.
(j)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(k)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of March 31, 2024.
*	Less than 0.05%.
**	Amount is less than $0.50.

Abbreviations:
CMT - Constant Maturity Treasury
REIT - Real Estate Investment Trust
REMICS - Real Estate Mortgage Investment Conduits
See Notes to Schedule of Investments.
22	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
March 31, 2024 (Unaudited)

RFUCCT - Refinitiv USD IBOR Consumer Cash Fallbacks Term
SOFR - Secured Overnight Financing Rate
STRIPS - Separate Trading of Registered Interest and Principal of Security
TBA - To Be Announced
The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2024:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Domestic Equity	$79,701,298	$—	$—	$79,701,298
Foreign Equity	116,700	—	—	116,700
U.S. Treasuries	—	17,881,214	—	17,881,214
Agency Mortgage Backed	—	14,239,571	—	14,239,571
Agency Collateralized Mortgage Obligations	—	320,496	—	320,496
Corporate Notes	—	17,757,393	—	17,757,393
Non-Agency Collateralized Mortgage Obligations	—	3,083,168	—	3,083,168
Municipal Bonds and Notes	—	181,522	—	181,522
Exchange Traded & Mutual Funds	40,569,216	—	—	40,569,216
Short-Term Investments	15,930,691	—	—	15,930,691
Total Investments in Securities	$136,317,905	$53,463,364	$—	$189,781,269
Other Financial Instruments
Credit Default Swap Contracts - Unrealized Depreciation	—	(1,514)	—	(1,514)
Long Futures Contracts - Unrealized Appreciation	88,911	—	—	88,911
Long Futures Contracts - Unrealized Depreciation	(308)	—	—	(308)
Short Futures Contracts - Unrealized Depreciation	(11,558)	—	—	(11,558)
Total Other Financial Instruments	$77,045	$(1,514)	$—	$75,531
The Fund was invested in the following countries/territories at March 31, 2024 :
Country/Territory	Percentage (based on Fair Value)
United States	98.44%
United Kingdom	0.49%
Canada	0.19%
Australia	0.17%
Germany	0.15%
Japan	0.12%
Ireland	0.11%
Macau	0.10%
China	0.06%
Belgium	0.05%
Luxembourg	0.05%
Netherlands	0.03%
Brazil	0.02%
Bermuda	0.01%
Switzerland	0.01%
100.00%
The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at March 31, 2024 (unaudited):
Industry	Domestic	Foreign	Total
Exchange Traded Funds	21.38%	0.00%	21.38%
Semiconductors	3.84%	0.06%	3.90%
Systems Software	3.46%	0.00%	3.46%
Interactive Media & Services	2.59%	0.00%	2.59%
Technology Hardware, Storage & Peripherals	2.53%	0.00%	2.53%
Pharmaceuticals	1.63%	0.00%	1.63%
Broadline Retail	1.61%	0.00%	1.61%
Diversified Banks	1.29%	0.00%	1.29%
Transaction & Payment Processing Services	1.07%	0.00%	1.07%
Application Software	1.04%	0.00%	1.04%
See Notes to Schedule of Investments.
Elfun Diversified Fund	23

Elfun Diversified Fund
Schedule of Investments
March 31, 2024 (Unaudited)

Industry	Domestic	Foreign	Total
Healthcare Equipment	1.03%	0.00%	1.03%
Biotechnology	0.81%	0.00%	0.81%
Integrated Oil & Gas	0.74%	0.00%	0.74%
Multi-Sector Holdings	0.73%	0.00%	0.73%
Consumer Staples Merchandise Retail	0.70%	0.00%	0.70%
Managed Healthcare	0.66%	0.00%	0.66%
Aerospace & Defense	0.63%	0.00%	0.63%
Electric Utilities	0.62%	0.00%	0.62%
Life Sciences Tools & Services	0.59%	0.00%	0.59%
Automobile Manufacturers	0.57%	0.00%	0.57%
Soft Drinks & Non-alcoholic Beverages	0.53%	0.00%	0.53%
Household Products	0.52%	0.00%	0.52%
Home Improvement Retail	0.51%	0.00%	0.51%
Movies & Entertainment	0.50%	0.00%	0.50%
IT Consulting & Other Services	0.46%	0.00%	0.46%
Financial Exchanges & Data	0.44%	0.00%	0.44%
Restaurants	0.44%	0.00%	0.44%
Oil & Gas Exploration & Production	0.44%	0.00%	0.44%
Property & Casualty Insurance	0.42%	0.00%	0.42%
Semiconductor Materials & Equipment	0.41%	0.00%	0.41%
Hotels, Resorts & Cruise Lines	0.37%	0.00%	0.37%
Industrial Machinery & Supplies & Components	0.37%	0.00%	0.37%
Industrial Conglomerates	0.37%	0.00%	0.37%
Asset Management & Custody Banks	0.37%	0.00%	0.37%
Investment Banking & Brokerage	0.37%	0.00%	0.37%
Communications Equipment	0.34%	0.00%	0.34%
Construction Machinery & Heavy Transportation Equipment	0.30%	0.00%	0.30%
Packaged Foods & Meats	0.29%	0.00%	0.29%
Integrated Telecommunication Services	0.29%	0.00%	0.29%
Electrical Components & Equipment	0.28%	0.00%	0.28%
Rail Transportation	0.27%	0.00%	0.27%
Industrial Gases	0.27%	0.00%	0.27%
Specialty Chemicals	0.26%	0.00%	0.26%
Insurance Brokers	0.26%	0.00%	0.26%
Multi-Utilities	0.25%	0.00%	0.25%
Healthcare Services	0.24%	0.00%	0.24%
Consumer Finance	0.23%	0.00%	0.23%
Building Products	0.22%	0.00%	0.22%
Tobacco	0.21%	0.00%	0.21%
Oil & Gas Refining & Marketing	0.20%	0.00%	0.20%
See Notes to Schedule of Investments.
24	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
March 31, 2024 (Unaudited)

Industry	Domestic	Foreign	Total
Cable & Satellite	0.19%	0.00%	0.19%
Air Freight & Logistics	0.19%	0.00%	0.19%
Human Resource & Employment Services	0.16%	0.00%	0.16%
Apparel Retail	0.16%	0.00%	0.16%
Telecom Tower REITs	0.16%	0.00%	0.16%
Life & Health Insurance	0.15%	0.00%	0.15%
Passenger Ground Transportation	0.15%	0.00%	0.15%
Oil & Gas Storage & Transportation	0.15%	0.00%	0.15%
Healthcare Distributors	0.14%	0.00%	0.14%
Environmental & Facilities Services	0.14%	0.00%	0.14%
Oil & Gas Equipment & Services	0.14%	0.00%	0.14%
Home Building	0.14%	0.00%	0.14%
Footwear	0.13%	0.00%	0.13%
Trading Companies & Distributors	0.13%	0.00%	0.13%
Automotive Retail	0.13%	0.00%	0.13%
Regional Banks	0.13%	0.00%	0.13%
Retail REITs	0.12%	0.00%	0.12%
Data Center REITs	0.12%	0.00%	0.12%
Industrial REITs	0.11%	0.00%	0.11%
Diversified Support Services	0.10%	0.00%	0.10%
Agricultural & Farm Machinery	0.10%	0.00%	0.10%
Research & Consulting Services	0.10%	0.00%	0.10%
Multi-Family Residential REITs	0.09%	0.00%	0.09%
Electronic Components	0.09%	0.00%	0.09%
Wireless Telecommunication Services	0.08%	0.00%	0.08%
Health Care REITs	0.08%	0.00%	0.08%
Electronic Equipment & Instruments	0.08%	0.00%	0.08%
Self Storage REITs	0.07%	0.00%	0.07%
Healthcare Facilities	0.07%	0.00%	0.07%
Construction Materials	0.07%	0.00%	0.07%
Fertilizers & Agricultural Chemicals	0.07%	0.00%	0.07%
Passenger Airlines	0.07%	0.00%	0.07%
Paper & Plastic Packaging Products & Materials	0.07%	0.00%	0.07%
Personal Care Products	0.07%	0.00%	0.07%
Steel	0.07%	0.00%	0.07%
Apparel, Accessories & Luxury Goods	0.07%	0.00%	0.07%
Copper	0.07%	0.00%	0.07%
Real Estate Services	0.06%	0.00%	0.06%
Other Specialty Retail	0.06%	0.00%	0.06%
Commodity Chemicals	0.06%	0.00%	0.06%
Multi-Line Insurance	0.06%	0.00%	0.06%
Electronic Manufacturing Services	0.06%	0.00%	0.06%
See Notes to Schedule of Investments.
Elfun Diversified Fund	25

Elfun Diversified Fund
Schedule of Investments
March 31, 2024 (Unaudited)

Industry	Domestic	Foreign	Total
Interactive Home Entertainment	0.05%	0.00%	0.05%
Cargo Ground Transportation	0.05%	0.00%	0.05%
Distillers & Vintners	0.05%	0.00%	0.05%
Other Specialized REITs	0.05%	0.00%	0.05%
Distributors	0.05%	0.00%	0.05%
Healthcare Supplies	0.05%	0.00%	0.05%
Casinos & Gaming	0.05%	0.00%	0.05%
Agricultural Products & Services	0.04%	0.00%	0.04%
Food Distributors	0.04%	0.00%	0.04%
Gold	0.04%	0.00%	0.04%
Construction & Engineering	0.04%	0.00%	0.04%
Food Retail	0.04%	0.00%	0.04%
Technology Distributors	0.03%	0.00%	0.03%
Internet Services & Infrastructure	0.03%	0.00%	0.03%
Advertising	0.03%	0.00%	0.03%
Automotive Parts & Equipment	0.03%	0.00%	0.03%
Office REITs	0.03%	0.00%	0.03%
Timber REITs	0.02%	0.00%	0.02%
Data Processing & Outsourced Services	0.02%	0.00%	0.02%
Water Utilities	0.02%	0.00%	0.02%
Consumer Electronics	0.02%	0.00%	0.02%
Single-Family Residential REITs	0.02%	0.00%	0.02%
Metal, Glass & Plastic Containers	0.02%	0.00%	0.02%
Broadcasting	0.02%	0.00%	0.02%
Computer & Electronics Retail	0.02%	0.00%	0.02%
Gas Utilities	0.02%	0.00%	0.02%
Reinsurance	0.02%	0.00%	0.02%
Drug Retail	0.01%	0.00%	0.01%
Hotel & Resort REITs	0.01%	0.00%	0.01%
Publishing	0.01%	0.00%	0.01%
Independent Power Producers & Energy Traders	0.01%	0.00%	0.01%
Brewers	0.01%	0.00%	0.01%
Leisure Products	0.01%	0.00%	0.01%
Home Furnishings	0.01%	0.00%	0.01%
			63.44%

Sector	Percentage (based on Fair Value)
U.S. Treasuries	9.42%
Corporate Notes	9.36%
Agency Mortgage Backed	7.50%
Non-Agency Collateralized Mortgage Obligations	1.62%
Agency Collateralized Mortgage Obligations	0.17%
See Notes to Schedule of Investments.
26	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
March 31, 2024 (Unaudited)

Sector	Percentage (based on Fair Value)
Municipal Bonds and Notes	0.10%
28.17%

Short-Term Investments	Percentage (based on Fair Value)
Short-Term Investments	8.39%
8.39%
100.00%

Affiliate Table

	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Corp.	591	$45,779	$—	$4,784	$(404)	$234	528	$40,825	$364
State Street Global All Cap Equity ex-U.S. Index Portfolio	360,372	40,606,701	1,070,000	2,830,000	259,015	1,463,500	345,476	40,569,216	—
State Street Institutional Treasury Money Market Fund - Premier Class	4,589,093	4,589,093	4,323,289	3,370,563	—	—	5,541,819	5,541,819	66,626
State Street Institutional Treasury Plus Fund - Premier Class	1,901,514	1,901,514	1,212,370	879,977	—	—	2,233,907	2,233,907	21,994
State Street Institutional U.S. Government Money Market Fund - Class G Shares	4,914,929	4,914,929	6,024,684	5,018,553	—	—	5,921,060	5,921,060	71,428
TOTAL		$52,058,016	$12,630,343	$12,103,877	$258,611	$1,463,734		$54,306,827	$160,412
See Notes to Schedule of Investments.
Elfun Diversified Fund	27

Elfun Diversified Fund
Notes to Schedule of Investments
March 31, 2024 (Unaudited)

Security Valuation
The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of March 31, 2024 is disclosed in the Fund’s Schedule of Investments.
28

Elfun Diversified Fund
Notes to Schedule of Investments
March 31, 2024 (Unaudited)

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the beginning of the reporting period.
Futures Contracts
The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Summary Schedule of Investments and cash deposited, if any, is shown as Cash at Broker on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended March 31, 2024, the Fund entered into futures contracts for the management of interest rate risk and for the equitization of cash.
Credit Default Swaps
During the period ended  March 31, 2024, the State Street Income Fund engaged in credit default swaps to manage credit risk. When the State Street Income Fund is the buyer in a credit default swap contract, the State Street Income Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the State Street Income Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the State Street Income Fund loses its investment and recovers nothing. However, if a credit event occurs, the State Street Income Fund receives full notional value for a referenced debt obligation that may have little or no value. When the State Street Income Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the State Street Income Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the State Street Income Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the State Street Income Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the State Street Income Fund for the same referenced obligation.
As the seller, the State Street Income Fund may create economic leverage to its portfolio because, in addition to its total net assets, the State Street Income Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The State Street Income Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The State Street Income Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The State Street Income Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the State Street Income Fund had invested in the referenced debt obligation directly. If the State Street Income Fund is a buyer of a credit default swap and no credit event occurs, the State Street Income Fund will not earn any return on its investment. If the State Street Income Fund is a seller of a credit default swap, the State Street Income Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the State Street Income Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
To-Be-Announced Transactions
The State Street Income Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.
29

Elfun Diversified Fund
Notes to Schedule of Investments
March 31, 2024 (Unaudited)

The State Street Income Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll, the State Street Income Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. The State Street Income Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.
Default by or bankruptcy of a counterparty to a TBA transaction would expose the State Street Income Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the State Street Income Fund will enter into TBA transactions only with established counterparties. The State Street Income Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.
Delayed Delivery and When-Issued Securities
During the period ended March 31, 2024, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.
The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
30